                              NYLIAC ANNUAL REPORT
                            VARIABLE UNIVERSAL LIFE
                          VARIABLE UNIVERSAL LIFE 2000
                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                        VARIABLE UNIVERSAL LIFE PROVIDER

                               DECEMBER 31, 2004

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summaries.......................................        5
NYLIAC Variable Universal Life Separate Account - I
  Financial Statements......................................        9
  Statement of Assets and Liabilities.......................       10
  Statement of Operations...................................       20
  Statement of Changes in Net Assets........................       24
  Notes to Financial Statements.............................       30
  Report of Independent Auditors............................       76
The Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Directors and Officers....................................     M-88
  Bond--Initial Class.......................................     M-92
  Capital Appreciation--Initial Class.......................    M-101
  Cash Management...........................................    M-108
  Common Stock--Initial Class (formerly MainStay VP Growth
    Equity--Initial Class)..................................    M-115
  Convertible--Initial Class................................    M-127
  Government--Initial Class.................................    M-137
  High Yield Corporate Bond--Initial Class..................    M-145
  International Equity--Initial Class.......................    M-162
  Mid Cap Core--Initial Class...............................    M-170
  Mid Cap Growth--Initial Class.............................    M-180
  Mid Cap Value--Initial Class (formerly MainStay VP Equity
    Income--Initial Class)..................................    M-186
  S&P 500 Index--Initial Class (formerly MainStay VP Indexed
    Equity).................................................    M-192
  Small Cap Growth--Initial Class...........................    M-204
  Total Return--Initial Class...............................    M-211
  Value--Initial Class......................................    M-226
  American Century Income & Growth--Initial Class...........    M-234
  Dreyfus Large Company Value--Initial Class................    M-242
  Eagle Asset Management Growth Equity--Initial Class.......    M-248
  Lord Abbett Developing Growth--Initial Class*.............    M-254
  Notes to Financial Statements.............................    M-261
  Report of Independent Registered Public Accounting Firm...    M-279
* The MainStay VP Lord Abbett Developing Growth--Initial
  Class is not available under the VUL, VUL 2000, VUL
  Provider, SVUL and SPVUL policies.
The Annual Reports for the Portfolios listed below follow:
  Alger American Small Capitalization--Class O Shares
  Calvert Social Balanced
  Dreyfus IP Technology Growth--Initial Shares
  Fidelity(R) VIP Contrafund(R)--Initial Class
  Fidelity(R) VIP Equity-Income--Initial Class
  Janus Aspen Series Balanced--Institutional Shares
  Janus Aspen Series Worldwide Growth--Institutional Shares
  T. Rowe Price Equity Income Portfolio
  Van Kampen UIF Emerging Markets Equity--Class I
Fund Prospectus Supplement

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LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2004 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or life policy. This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, each of the portfolio managers provides a discussion of portfolio performance relative to the financial markets and economic conditions. I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

While the equity markets finished 2004 on a positive note, with the Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P500 Index(R)(3) posting their first back-to-back yearly gains since 1999, a complete economic rebound may not be imminent. Ongoing concerns about the war on terrorism, oil prices, unemployment, interest rates, and the growing U.S. budget deficit remind us all of the challenges still to be faced on the road to sustained economic growth. And, as the year came to a close, even these flash points were overshadowed by the devastating tsunami in Asia and the overwhelming--and ongoing--global response to assist those in need.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R)--"Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

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NYLIAC VARIABLE UNIVERSAL LIFE AND
SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR SERIES 1 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2004

                                                       INVESTMENT                                               SINCE
                                                        DIVISION     YEAR                                     INVESTMENT
                                                       INCEPTION      TO        1       3       5      10      DIVISION
INVESTMENT DIVISIONS(1)                                 DATE(2)      DATE     YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class      05/25/00      11.87%   11.87%  4.54%    N/A     N/A      (0.54)%
  Bond--Initial Class                                  06/16/94       3.36     3.36   5.27    6.66%   6.60%      6.20
  Capital Appreciation--Initial Class                  12/23/93       3.43     3.43   (3.60)  (9.54)  7.27       6.29
  Cash Management--Current 7-day yield as of December
    31, 2004 is 0.534465%(3)                           12/06/93       0.14     0.14   0.25    1.82    3.13       3.12
  Common Stock--Initial Class                          06/07/94      10.12    10.12   1.30    (3.86)  10.28      9.84
  Convertible--Initial Class                           10/15/96       5.37     5.37   5.36    1.39     N/A       7.79
  Dreyfus Large Company Value--Initial Class           06/15/00      10.59    10.59   2.48     N/A     N/A       1.23
  Eagle Asset Management Growth Equity--Initial Class  05/23/00      (3.00)   (3.00)  (4.20)   N/A     N/A      (8.19)
  Government--Initial Class                            12/16/93       2.60     2.60   4.23    5.97    6.09       5.26
  High Yield Corporate Bond--Initial Class             05/01/95      11.94    11.94   15.38   8.38     N/A       9.68
  International Equity--Initial Class                  05/01/95      16.52    16.52   12.61   (0.16)   N/A       6.75
  Mid-Cap Core--Initial Class                          07/02/01      21.35    21.35   12.18    N/A     N/A       8.36
  Mid-Cap Growth--Initial Class                        07/02/01      21.76    21.76   7.47     N/A     N/A       3.62
  Small-Cap Growth--Initial Class                      07/02/01       8.64     8.64   3.76     N/A     N/A       1.76
  Mid Cap Value--Initial Class                         07/02/01      16.72    16.72   8.24     N/A     N/A       6.60
  S&P 500 Index Equity--Initial Class                  01/03/94       9.72     9.72   2.56    (3.25)  10.95     10.47
  Total Return--Initial Class                          12/17/93       5.63     5.63   1.32    (2.61)  7.86       6.80
  Value--Initial Class                                 05/01/95      10.51    10.51   3.09    4.14     N/A       8.41
Alger American Small Capitalization--Class O Shares    10/21/96      15.76    15.76   6.23    (9.51)   N/A       0.70
Calvert Social Balanced                                11/12/96       7.50     7.50   3.58    (0.25)   N/A       5.19
Dreyfus IP Tech. Growth Portfolio--Initial Shares      07/01/01      (0.24)   (0.24)  (3.46)   N/A     N/A      (3.63)
Fidelity(R) VIP Contrafund(R)--Initial Class           10/21/96      14.67    14.67   9.61    1.25     N/A       9.91
Fidelity(R) VIP Equity-Income--Initial Class           10/21/96      10.75    10.75   5.74    3.73     N/A       7.84
Janus Aspen Series Balanced--Institutional Shares      10/21/96       7.77     7.77   4.28    0.82     N/A       9.79
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                               10/18/96       4.05     4.05   (1.77)  (9.37)   N/A       5.85
T. Rowe Price Equity Income Portfolio                  06/12/00      14.12    14.12   7.05     N/A     N/A       6.98
Van Kampen UIF Emerging Markets Equity--Class I        10/21/96      22.26    22.26   18.02   (1.62)   N/A       3.68
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

Performance reflects the percentage change for the period shown with capital gains and dividends reinvested. Performance reflects the deduction of the policy's current mortality and expense risk charge (.60%), the administration fee (.10%) and total fund operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charge, sales expense charge, charge per $1,000 of initial face amount (SVUL only) and state and federal tax charges. Had these expenses been deducted total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Investment Divisions offered through VUL and SVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(2) Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the date that money was first received in each Investment Division of NYLIAC VUL Separate Account-1. NYLIAC SVUL was first offered on June 5, 1998. For the period from the Inception Date until June 5, 1998, values assume that the NYLIAC SVUL policy was available, which it was not.

(3) AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THEY SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

NYLIAC introduced VUL in November of 1993 and SVUL in June of 1998.

NYLIAC VUL and SVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

NYLIAC VARIABLE UNIVERSAL LIFE 2000 AND
SINGLE PREMIUM VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR SERIES 1 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2004

                                                    INVESTMENT                                                   SINCE
                                                     DIVISION                                                  INVESTMENT
                                                    INCEPTION    YEAR TO     1        3        5        10      DIVISION
INVESTMENT DIVISIONS(1)                              DATE(2)      DATE      YEAR    YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class     05/01/98     12.09%    12.09%  4.75%     (1.45)%    N/A      2.62%
 Bond--Initial Class                                 01/23/84      3.57      3.57   5.48       6.87     6.82%     8.27
 Capital Appreciation--Initial Class                 01/29/93      3.64      3.64   (3.40)    (9.36)    7.49      7.42
 Cash Management--Current 7-day yield as of
   December 31, 2004 is 0.734534%(3)                 01/29/93      0.35      0.35   0.45       2.02     3.34      3.24
 Common Stock--Initial Class                         01/23/84     10.34     10.34   1.50      (3.66)   10.50     10.27
 Convertible--Initial Class                          10/01/96      5.58      5.58   5.57       1.60      N/A      8.05
 Dreyfus Large Company Value--Initial Class          05/01/98     10.81     10.81   2.69       1.76      N/A      2.61
 Eagle Asset Management Growth Equity--Initial
   Class                                             05/01/98     (2.81)    (2.81)  (4.00)    (8.03)     N/A      3.68
 Government--Initial Class                           01/29/93      2.81      2.81   4.44       6.18     6.30      5.49
 High Yield Corporate Bond--Initial Class            05/01/95     12.16     12.16   15.61      8.61      N/A      9.90
 International Equity--Initial Class                 05/01/95     16.76     16.76   12.83      0.04      N/A      6.97
 Mid-Cap Core--Initial Class                         07/02/01     21.60     21.60   12.41       N/A      N/A      8.56
 Mid-Cap Growth--Initial Class                       07/02/01     22.00     22.00   7.68        N/A      N/A      3.82
 Mid-Cap Value--Initial Class                        07/02/01     16.95     16.95   8.46        N/A      N/A      6.80
 S&P 500 Index Equity--Initial Class                 01/29/93      9.94      9.94   2.77      (3.05)   11.17     10.02
 Small-Cap Growth--Initial Class                     07/02/01      8.85      8.85   3.96        N/A      N/A      1.95
 Total Return--Initial Class                         01/29/93      5.84      5.84   1.52      (2.42)    8.08      7.53
 Value--Initial Class                                05/01/95     10.73     10.73   3.30       4.34      N/A      8.63
Alger American Small Capitalization--Class O
 Shares                                              09/20/88     15.99     15.99   6.44      (9.33)    5.19     10.26
Calvert Social Balanced                              09/02/86      7.72      7.72   3.78      (0.05)    8.35      7.94
Dreyfus IP Tech. Growth Portfolio--Initial Shares    08/31/99     (0.04)    (0.04)  (3.27)   (15.23)     N/A     (6.97)
Fidelity(R) VIP Contrafund(R)--Initial Class         01/03/95     14.90     14.90   9.83       1.45      N/A     13.54
Fidelity(R) VIP Equity-Income--Initial Class         10/09/86     10.97     10.97   5.95       3.94    10.76     10.50
Janus Aspen Series Balanced--Institutional Shares    09/13/93      7.98      7.98   4.49       1.02    11.95     11.20
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                              09/13/93      4.26      4.26   (1.58)    (9.19)    9.87     10.46
T. Rowe Price Equity Income Portfolio                03/31/94     14.34     14.34   7.27       6.99    12.43     12.18
Van Kampen UIF Emerging Markets Equity--Class I      10/01/96     22.50     22.50   18.25     (1.43)     N/A      3.56
-------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

Performance reflects the percentage change for the period shown with capital gains and dividends reinvested, the deduction of the policy's current separate account charges for mortality and expense risk (.50%) and total portfolio operating expenses. For VUL 2000 Series 1 it does not reflect the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SPVUL Series 1 it does not reflect the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge which is comprised of a sales expense charge, premium tax and federal tax. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Investment Divisions offered through VUL 2000 and SPVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(2) Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the date that money was first deposited into this Investment Division. SPVUL was first offered for sale on February 23, 2001. For the period from the Inception Date until February 23, 2001, values assume that the NYLIAC SPVUL policy was available, which it was not.

(3) AN INVESTMENT IN MONEY MARKET FUND IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH, THEY SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

NYLIAC introduced VUL 2000 Series 1 in September of 1999 and SPVUL Series in February of 2001. NYLIAC VUL 2000 and SPVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

NYLIAC VARIABLE UNIVERSAL LIFE 2000, SINGLE PREMIUM VARIABLE UNIVERSAL LIFE, AND SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR SERIES 2(1), SPVUL SERIES 3, AND VUL PROVIDER
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2004

                                                       INVESTMENT                                                SINCE
                                                        DIVISION                                               INVESTMENT
                                                       INCEPTION    YEAR TO     1       3       5      10       DIVISION
INVESTMENT DIVISIONS(2)                                 DATE(3)      DATE     YEAR    YEARS   YEARS   YEARS    INCEPTION
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class        05/25/00     12.65%   12.65%   N/A     N/A     N/A        9.27%
 Bond--Initial Class                                    06/16/94      4.09     4.09    N/A     N/A     N/A        6.17
 Capital Appreciation--Initial Class                    12/23/93      4.16     4.16    N/A     N/A     N/A        2.18
 Cash Management--Current 7-day yield as of December
   31, 2004 is 1.718254%(4)                             12/06/93      0.85     0.85    N/A     N/A     N/A        0.85
 Common Stock--Initial Class                            06/07/94     10.90    10.90    N/A     N/A     N/A        6.34
 Convertible--Initial Class                             10/15/96      6.11     6.11    N/A     N/A     N/A        8.72
 Dreyfus Large Company Value--Initial Class             06/15/00     11.37    11.37    N/A     N/A     N/A        6.84
 Eagle Asset Management Growth Equity--Initial Class    05/23/00     (2.32)   (2.32)   N/A     N/A     N/A        1.12
 Government--Initial Class                              12/16/93      3.33     3.33    N/A     N/A     N/A        4.66
 High Yield Corporate Bond--Initial Class               05/01/95     12.72    12.72    N/A     N/A     N/A       17.32
 International Equity--Initial Class                    05/01/95     17.34    17.34    N/A     N/A     N/A       14.20
 Mid-Cap Core--Initial Class                            07/02/01     22.21    22.21    N/A     N/A     N/A       14.61
 Mid-Cap Growth--Initial Class                          07/02/01     22.61    22.61    N/A     N/A     N/A       11.72
 Mid Cap Value--Initial Class                           07/02/01     17.54    17.54    N/A     N/A     N/A        9.87
 S&P 500 Index Equity--Initial Class                    01/03/94     10.49    10.49    N/A     N/A     N/A        7.67
 Small-Cap Growth--Initial Class                        07/02/01      9.40     9.40    N/A     N/A     N/A        9.61
 Total Return--Initial Class                            12/17/93      6.37     6.37    N/A     N/A     N/A        5.68
 Value--Initial Class                                   05/01/95     11.28    11.28    N/A     N/A     N/A        5.48
Alger American Small Capitalization--Class O Shares     10/21/96     16.57    16.57    N/A     N/A     N/A       13.15
Calvert Social Balanced                                 11/12/96      8.26     8.26    N/A     N/A     N/A        7.48
Dreyfus IP Tech. Growth Portfolio--Initial Shares       07/01/01      0.46     0.46    N/A     N/A     N/A        6.07
Fidelity(R) VIP Contrafund(R)--Initial Class            10/21/96     15.48    15.48    N/A     N/A     N/A       11.52
Fidelity(R) VIP Equity-Income--Initial Class            10/21/96     11.53    11.53    N/A     N/A     N/A        8.58
Janus Aspen Series Balanced--Institutional Shares       10/21/96      8.53     8.53    N/A     N/A     N/A        6.35
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                                 10/18/96      4.78     4.78    N/A     N/A     N/A        2.41
T. Rowe Price Equity Income Portfolio                   06/12/00     14.92    14.92    N/A     N/A     N/A        9.27
Van Kampen UIF Emerging Markets Equity--Class I         10/21/96     23.11    23.11    N/A     N/A     N/A       18.03
-------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of total portfolio operating expenses. For VUL 2000 Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the charge per $1,000, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SPVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge which is comprised of a sales expense charge, premium tax and federal tax. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower. For SPVUL Series 3, it does not reflect the policy's current separate account charges for mortality and expense risk, state and federal tax charge, a monthly administrative charge, and the cost of insurance. For VUL Provider, it does not reflect the policy's separate account charges for mortality and expense risk, sales expense charge, state and federal tax charges, monthly contract charges, cost of insurance charges, monthly per $1,000 charges, and surrender charges. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return or these Investment Divisions would have been lower.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGE, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications on May 16, 2003, when Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(2) The Investment Divisions offered through VUL 2000, SVUL and SPVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(3) Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in Series 2 policies.

(4) AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THEY SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

NYLIAC began accepting applications and premium payments for VUL 2000, SVUL, and SPVUL Series 2 on May 10, 2002, where approved, and for SPVUL Series 3 and VUL Provider on May 16, 2003, where approved.

NYLIAC VUL 2000, SPVUL, SVUL and VUL Provider are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 26,627,917     $231,885,420     $ 33,288,111

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         33,201          323,288           39,630
    Administrative charges..............................          3,503           43,035            4,037
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 26,591,213     $231,519,097     $ 33,244,444
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 13,637,015     $174,254,011     $ 15,070,844
    Group 2 Policies....................................      9,679,569       53,192,883       11,506,795
    Group 3 Policies....................................        527,861          248,802        2,255,295
    Group 4 Policies....................................      2,746,768        3,823,401        4,411,510
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 26,591,213     $231,519,097     $ 33,244,444
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.88     $      19.60     $       1.41
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.96     $       7.41     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.95     $       9.42     $       1.04
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.66     $      10.57     $       1.02
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 27,192,227     $236,341,443     $ 33,288,993
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 99,830,541     $ 32,023,251     $ 20,120,850     $ 87,841,375     $ 22,600,707     $ 18,320,292     $ 23,283,675

          134,833           36,962           25,310          110,310           28,293           21,605           24,846
           16,153            2,729            2,981           13,367            3,450            2,840            2,829
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 99,679,555     $ 31,983,560     $ 20,092,559     $ 87,717,698     $ 22,568,964     $ 18,295,847     $ 23,256,000
     ============     ============     ============     ============     ============     ============     ============
     $ 65,116,620     $ 11,056,373     $ 11,675,783     $ 53,870,007     $ 13,645,658     $  5,164,514     $  6,126,418
       30,883,679       16,830,358        5,838,837       24,317,069        6,258,445        3,914,322        6,775,319
          341,761          259,491          164,801          544,393               --               --               --
        3,337,495        3,837,338        2,413,138        8,986,229        2,664,861        2,594,402        4,691,325
               --               --               --               --               --        6,622,609        5,662,938
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 99,679,555     $ 31,983,560     $ 20,092,559     $ 87,717,698     $ 22,568,964     $ 18,295,847     $ 23,256,000
     ============     ============     ============     ============     ============     ============     ============
     $      26.99     $      18.52     $      17.63     $      24.45     $      18.82     $      13.25     $      11.33
     ============     ============     ============     ============     ============     ============     ============
     $      10.16     $      13.02     $      13.56     $      15.65     $      11.58     $      13.43     $      11.81
     ============     ============     ============     ============     ============     ============     ============
     $      10.25     $      12.27     $      11.45     $      15.78     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============     ============
     $      11.72     $      12.39     $      11.24     $      15.06     $      14.04     $      14.21     $      13.31
     ============     ============     ============     ============     ============     ============     ============
     $109,709,309     $ 29,606,450     $ 20,813,636     $ 82,015,362     $ 18,469,856     $ 14,724,550     $ 18,562,847
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          S&P 500         SMALL CAP
                                                             VALUE--          INDEX--          GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 28,945,228     $235,390,254     $ 20,513,088

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         31,945          303,412           22,904
    Administrative charges..............................          3,517           36,460            2,526
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 28,909,766     $235,050,382     $ 20,487,658
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  8,566,109     $146,431,795     $  4,958,185
    Group 2 Policies....................................      9,228,481       69,081,342        6,396,160
    Group 3 Policies....................................             --          817,388               --
    Group 4 Policies....................................      4,861,566       18,719,857        3,819,155
    Net assets retained in the Separate Accounts by New
      York Life Insurance and Annuity Corporation.......      6,253,610               --        5,314,158
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 28,909,766     $235,050,382     $ 20,487,658
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      12.51     $      29.91     $      10.63
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      12.59     $       9.82     $      10.93
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      11.11     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      12.75     $      12.10     $      12.67
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 23,604,111     $211,459,763     $ 17,348,536
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER             ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED           SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES
    -----------------------------------------------------------------------------------------------------------------
    $ 59,724,579    $ 67,700,102    $  6,919,477    $  8,512,765    $ 17,161,809     $     63,693      $ 32,356,448

          82,502          87,671           7,608           9,255          20,594               --            41,059
          10,955          11,020             433             443             879               --             4,187
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 59,631,122    $ 67,601,411    $  6,911,436    $  8,503,067    $ 17,140,336     $     63,693      $ 32,311,202
    ============    ============    ============    ============    ============     ============      ============
    $ 44,038,306    $ 44,899,466    $  1,780,357    $  1,805,491    $  3,482,994     $         --      $ 16,480,154
      13,594,180      17,691,336       4,140,592       5,346,285      12,185,972               --        12,816,281
         100,913       1,035,907          91,127         117,569         214,075           63,693         1,310,980
       1,897,723       3,974,702         899,360       1,233,722       1,257,295               --         1,703,787
              --              --              --              --              --               --                --
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 59,631,122    $ 67,601,411    $  6,911,436    $  8,503,067    $ 17,140,336     $     63,693      $ 32,311,202
    ============    ============    ============    ============    ============     ============      ============
    $      20.69    $      21.86    $       9.75    $      10.57    $       6.74     $         --      $      10.59
    ============    ============    ============    ============    ============     ============      ============
    $      10.12    $      13.08    $      10.16    $      11.28    $       9.15     $         --      $       8.00
    ============    ============    ============    ============    ============     ============      ============
    $      10.88    $      11.25    $      11.86    $      11.76    $       9.08     $      12.90      $      12.62
    ============    ============    ============    ============    ============     ============      ============
    $      11.53    $      11.48    $      12.55    $      11.85    $      10.29     $         --      $      13.72
    ============    ============    ============    ============    ============     ============      ============
    $ 62,256,656    $ 61,461,107    $  6,024,906    $  7,413,577    $ 17,300,441     $     59,274      $ 24,781,910
    ============    ============    ============    ============    ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                          AMERICAN
                                                         CENTURY VP        AMERICAN          AMERICAN
                                                         INFLATION        CENTURY VP        CENTURY VP        CALVERT
                                                        PROTECTION--    INTERNATIONAL--      VALUE--           SOCIAL
                                                          CLASS II         CLASS II          CLASS II         BALANCED
                                                       ------------------------------------------------------------------
ASSETS:
  Investment at net asset value......................   $        706     $     53,357      $    973,233     $  3,935,737

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges...............             --               --                --            4,693
    Administrative charges...........................             --               --                --              381
                                                        ------------     ------------      ------------     ------------
      Total net assets...............................   $        706     $     53,357      $    973,233     $  3,930,663
                                                        ============     ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies.................................   $         --     $         --      $         --     $  1,517,524
    Group 2 Policies.................................             --               --                --        1,962,214
    Group 3 Policies.................................            706           53,357           973,233               --
    Group 4 Policies.................................             --               --                --          450,925
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity
      Corporation....................................             --               --                --               --
                                                        ------------     ------------      ------------     ------------
      Total net assets...............................   $        706     $     53,357      $    973,233     $  3,930,663
                                                        ============     ============      ============     ============
    Group 1 variable accumulation unit value.........   $         --     $         --      $         --     $      15.09
                                                        ============     ============      ============     ============
    Group 2 variable accumulation unit value.........   $         --     $         --      $         --     $      10.70
                                                        ============     ============      ============     ============
    Group 3 variable accumulation unit value.........   $      10.39     $      13.74      $      14.48     $         --
                                                        ============     ============      ============     ============
    Group 4 variable accumulation unit value.........   $         --     $         --      $         --     $      12.03
                                                        ============     ============      ============     ============
Identified Cost of Investment........................   $        697     $     47,453      $    889,362     $  3,709,194
                                                        ============     ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                             FIDELITY(R)                                               VIP
      DREYFUS IP       DREYFUS VIF        FIDELITY(R)            VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT
      TECHNOLOGY        DEVELOPING            VIP              EQUITY-             VIP               VIP              GRADE
       GROWTH--         LEADERS--       CONTRAFUND(R)--       INCOME--          GROWTH--         INDEX 500--         BOND--
    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $  7,239,490      $    279,398       $120,476,079      $ 48,591,992      $    316,474      $    906,431      $     28,145

            7,918                --            155,812            59,854                --                --                --
              815                --             17,665             6,657                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  7,230,757      $    279,398       $120,302,602      $ 48,525,481      $    316,474      $    906,431      $     28,145
     ============      ============       ============      ============      ============      ============      ============
     $  3,085,834      $         --       $ 71,267,963      $ 27,122,348      $         --      $         --      $         --
        2,429,086                --         40,911,126        16,305,611                --                --                --
           75,148           279,398          1,376,143           400,942           316,474           906,431            28,145
        1,640,689                --          6,747,370         4,696,580                --                --                --
               --                --                 --                --                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  7,230,757      $    279,398       $120,302,602      $ 48,525,481      $    316,474      $    906,431      $     28,145
     ============      ============       ============      ============      ============      ============      ============
     $       8.79      $         --       $      21.71      $      18.57      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $       9.13      $         --       $      12.73      $      12.84      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $      11.56      $      14.20       $      13.26      $      12.46      $       9.36      $      10.78      $      11.18
     ============      ============       ============      ============      ============      ============      ============
     $      11.64      $         --       $      13.25      $      12.36      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $  6,688,730      $    229,030       $101,742,460      $ 42,926,500      $    272,391      $    843,890      $     27,920
     ============      ============       ============      ============      ============      ============      ============


      FIDELITY(R)
          VIP
       MID CAP--
     INITIAL CLASS
     -------------
     $  1,800,238
               --
               --
     ------------
     $  1,800,238
     ============
     $         --
               --
        1,800,238
               --
               --
     ------------
     $  1,800,238
     ============
     $         --
     ============
     $         --
     ============
     $      16.10
     ============
     $         --
     ============
     $  1,566,163
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                             JANUS ASPEN       JANUS ASPEN
                                                                           JANUS ASPEN         SERIES            SERIES
                                                         FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
                                                             VIP           BALANCED--         GROWTH--          GROWTH--
                                                         OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                        INITIAL CLASS        SHARES            SHARES            SHARES
                                                       ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value......................   $    525,354      $105,303,238      $    113,709      $101,355,919

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges...............             --           133,336                --           136,182
    Administrative charges...........................             --            10,911                --            13,270
                                                        ------------      ------------      ------------      ------------
      Total net assets...............................   $    525,354      $105,158,991      $    113,709      $101,206,467
                                                        ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies.................................   $         --      $ 43,708,037      $         --      $ 52,682,901
    Group 2 Policies.................................             --        54,628,623                --        45,284,311
    Group 3 Policies.................................        525,354           335,230           113,709           240,715
    Group 4 Policies.................................             --         6,487,101                --         2,998,540
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity
      Corporation....................................             --                --                --                --
                                                        ------------      ------------      ------------      ------------
      Total net assets...............................   $    525,354      $105,158,991      $    113,709      $101,206,467
                                                        ============      ============      ============      ============
    Group 1 variable accumulation unit value.........   $         --      $      21.52      $         --      $      15.95
                                                        ============      ============      ============      ============
    Group 2 variable accumulation unit value.........   $         --      $      12.17      $         --      $       8.71
                                                        ============      ============      ============      ============
    Group 3 variable accumulation unit value.........   $      12.83      $      11.63      $      12.57      $       9.91
                                                        ============      ============      ============      ============
    Group 4 variable accumulation unit value.........   $         --      $      11.72      $         --      $      10.63
                                                        ============      ============      ============      ============
Identified Cost of Investment........................   $    470,480      $101,013,867      $     96,809      $126,959,772
                                                        ============      ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                      NEUBERGER
       MFS(R)          MFS(R)                                          BERMAN          T. ROWE         T. ROWE
      INVESTORS          NEW           MFS(R)          MFS(R)            AMT            PRICE           PRICE          VAN ECK
        TRUST         DISCOVERY       RESEARCH        UTILITIES        MID-CAP         EQUITY         LIMITED-        WORLDWIDE
      SERIES--        SERIES--        SERIES--        SERIES--        GROWTH--         INCOME         TERM BOND       ABSOLUTE
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      CLASS I        PORTFOLIO       PORTFOLIO        RETURN
    -----------------------------------------------------------------------------------------------------------------------------
    $     58,227    $     62,164    $         80    $     18,636    $     83,418    $ 34,876,957    $    162,093    $         --

              --              --              --              --              --          36,963              --              --
              --              --              --              --              --           2,599              --              --
    ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $     58,227    $     62,164    $         80    $     18,636    $     83,418    $ 34,837,395    $    162,093    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $ 10,984,328    $         --    $         --
              --              --              --              --              --      17,806,316              --              --
          58,227          62,164              80          18,636          83,418         625,577         162,093              --
              --              --              --              --              --       5,421,174              --              --
              --              --              --              --              --              --              --              --
    ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $     58,227    $     62,164    $         80    $     18,636    $     83,418    $ 34,837,395    $    162,093    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      13.61    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      13.78    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $      10.72    $      11.22    $      11.70    $      16.76    $      12.12    $      12.47    $      10.64    $       9.87
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      12.55    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $     55,154    $     54,184    $         77    $     15,227    $     69,156    $ 30,013,769    $    166,601    $         --
    ============    ============    ============    ============    ============    ============    ============    ============


        VAN ECK
       WORLDWIDE
         HARD
        ASSETS
     -------------
     $     30,491
               --
               --
     ------------
     $     30,491
     ============
     $         --
               --
           30,491
               --
               --
     ------------
     $     30,491
     ============
     $         --
     ============
     $         --
     ============
     $      14.11
     ============
     $         --
     ============
     $     27,391
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                           VAN KAMPEN      VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING    UIF EMERGING       UIF U.S.
                                                            MARKETS         MARKETS            REAL
                                                             DEBT--         EQUITY--         ESTATE--
                                                            CLASS I         CLASS I          CLASS I
                                                          ----------------------------------------------
ASSETS:
  Investment at net asset value.........................  $    23,554     $22,575,751      $    16,976

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           --          30,010               --
    Administrative charges..............................           --           3,193               --
                                                          -----------     -----------      -----------
      Total net assets..................................  $    23,554     $22,542,548      $    16,976
                                                          ===========     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................  $        --     $12,535,948      $        --
    Group 2 Policies....................................           --       8,674,052               --
    Group 3 Policies....................................       23,554          75,079           16,976
    Group 4 Policies....................................           --       1,257,469               --
    Net assets retained in the Separate Accounts by New
      York Life Insurance and Annuity Corporation.......           --              --               --
                                                          -----------     -----------      -----------
      Total net assets..................................  $    23,554     $22,542,548      $    16,976
                                                          ===========     ===========      ===========
    Group 1 variable accumulation unit value............  $        --     $     13.45      $        --
                                                          ===========     ===========      ===========
    Group 2 variable accumulation unit value............  $        --     $     13.83      $        --
                                                          ===========     ===========      ===========
    Group 3 variable accumulation unit value............  $     12.05     $     14.88      $     16.37
                                                          ===========     ===========      ===========
    Group 4 variable accumulation unit value............  $        --     $     15.29      $        --
                                                          ===========     ===========      ===========
Identified Cost of Investment...........................  $    21,901     $15,000,126      $    14,885
                                                          ===========     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                          MAINSTAY VP                       MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP
                                            BOND--       APPRECIATION--        CASH           STOCK--       CONVERTIBLE--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $   948,146      $    564,031     $    311,302     $ 1,333,032      $   605,162
 Mortality and expense risk charges....     (130,998)       (1,251,636)        (173,429)       (503,046)        (136,998)
 Administrative charges................      (14,208)         (167,803)         (18,477)        (60,923)          (9,938)
                                         -----------      ------------     ------------     -----------      -----------
     Net investment income (loss)......      802,940          (855,408)         119,396         769,063          458,226
                                         -----------      ------------     ------------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....    4,000,628        10,358,763       26,369,405       4,435,458        1,528,185
 Cost of investments sold..............   (3,786,841)      (11,990,392)     (26,370,404)     (6,477,150)      (1,743,066)
                                         -----------      ------------     ------------     -----------      -----------
     Net realized gain/(loss) on
       investments.....................      213,787        (1,631,629)            (999)     (2,041,692)        (214,881)
 Realized gain distribution received...      285,018                --               --              --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     (404,575)       10,280,633               31      10,488,760        1,429,485
                                         -----------      ------------     ------------     -----------      -----------
     Net gain (loss) on investments....       94,230         8,649,004             (968)      8,447,068        1,214,604
                                         -----------      ------------     ------------     -----------      -----------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $   897,170      $  7,793,596     $    118,428     $ 9,216,131      $ 1,672,830
                                         ===========      ============     ============     ===========      ===========

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           S&P 500         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           INDEX--          GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $  3,506,663     $         --     $    998,651     $    737,320      $ 113,909
 Mortality and expense risk charges....    (1,129,680)         (78,938)        (317,006)        (328,806)       (26,961)
 Administrative charges................      (136,941)          (8,878)         (42,447)         (41,753)        (1,527)
                                         ------------     ------------     ------------     ------------      ---------
     Net investment income (loss)......     2,240,042          (87,816)         639,198          366,761         85,421
                                         ------------     ------------     ------------     ------------      ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     9,966,378          789,380        3,131,223        3,764,310        943,597
 Cost of investments sold..............    (9,676,119)        (696,398)      (2,892,194)      (3,598,271)      (894,789)
                                         ------------     ------------     ------------     ------------      ---------
     Net realized gain/(loss) on
       investments.....................       290,259           92,982          239,029          166,039         48,808
 Realized gain distribution received...            --               --               --               --             --
 Change in unrealized appreciation
   (depreciation) on investments.......    18,283,970        1,688,097        2,322,792        5,813,929        569,274
                                         ------------     ------------     ------------     ------------      ---------
     Net gain (loss) on investments....    18,574,229        1,781,079        2,561,821        5,979,968        618,082
                                         ------------     ------------     ------------     ------------      ---------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $ 20,814,271     $  1,693,263     $  3,201,019     $  6,346,729      $ 703,503
                                         ============     ============     ============     ============      =========

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      MAINSTAY VP
                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP          MID CAP
     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
     $    832,319     $  5,836,334     $    195,668     $     80,320     $         --     $    221,175
          (99,287)        (390,314)         (88,020)         (65,701)         (78,504)        (104,648)
          (11,743)         (47,321)         (10,854)          (8,822)          (9,055)         (11,626)
     ------------     ------------     ------------     ------------     ------------     ------------
          721,289        5,398,699           96,794            5,797          (87,559)         104,901
     ------------     ------------     ------------     ------------     ------------     ------------
        2,889,176        8,463,151        1,169,501          412,924          778,415          885,809
       (2,807,376)      (9,744,553)        (970,234)        (345,462)        (741,494)        (773,437)
     ------------     ------------     ------------     ------------     ------------     ------------
           81,800       (1,281,402)         199,267           67,462           36,921          112,372
               --               --               --          375,345               --          247,151
         (267,240)       4,821,822        2,736,944        2,456,410        3,951,062        3,322,803
     ------------     ------------     ------------     ------------     ------------     ------------
         (185,440)       3,540,420        2,936,211        2,899,217        3,987,983        3,682,326
     ------------     ------------     ------------     ------------     ------------     ------------
     $    535,849     $  8,939,119     $  3,033,005     $  2,905,014     $  3,900,424     $  3,787,227
     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP         ALGER             ALGER
       DREYFUS        EAGLE ASSET        AMERICAN          AMERICAN          AMERICAN
        LARGE          MANAGEMENT       LEVERAGED           SMALL           CENTURY VP        AMERICAN          AMERICAN
       COMPANY           GROWTH         ALL CAP--      CAPITALIZATION--     INFLATION        CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         CLASS O           CLASS O         PROTECTION--    INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS        SHARES            SHARES         CLASS II(B)        CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------------------
     $    78,742      $    38,302      $        --       $        --       $       239       $     1,432      $     1,607
         (32,665)         (78,968)              --          (144,518)               --                --               --
          (1,533)          (3,337)              --           (14,798)               --                --               --
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
          44,544          (44,003)              --          (159,316)              239             1,432            1,607
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
         795,832        1,863,690          218,453         3,745,096            14,074           594,685            9,671
        (802,490)      (2,708,181)        (209,901)       (3,108,925)          (14,022)         (579,384)          (7,697)
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
          (6,658)        (844,491)           8,552           636,171                52            15,301            1,974
              --               --               --                --                --                --            1,475
         758,460          427,820            1,648         3,824,409                 9              (750)          57,602
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
         751,802         (416,671)          10,200         4,460,580                61            14,551           61,051
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
     $   796,346      $  (460,674)     $    10,200       $ 4,301,264       $       300       $    15,983      $    62,658
     ===========      ===========      ===========       ===========       ===========       ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
                                                                TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY-
                                             CALVERT SOCIAL      GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--
                                                BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
                                             ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income...........................   $    64,440      $        --      $       449       $   326,544       $   589,868
 Mortality and expense risk charges........       (17,606)         (24,522)              --          (550,651)         (215,158)
 Administrative charges....................        (1,437)          (2,313)              --           (63,056)          (23,994)
                                              -----------      -----------      -----------       -----------       -----------
     Net investment income (loss)..........        45,397          (26,835)             449          (287,163)          350,716
                                              -----------      -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.........       349,659        1,349,224            6,484         2,920,397         2,450,021
 Cost of investments sold..................      (386,933)      (1,139,353)          (4,501)       (3,225,817)       (2,376,326)
                                              -----------      -----------      -----------       -----------       -----------
     Net realized gain/(loss) on
       investments.........................       (37,274)         209,871            1,983          (305,420)           73,695
 Realized gain distribution received.......            --               --               --                --           140,913
 Change in unrealized appreciation
   (depreciation) on investments...........       263,610          (47,810)          18,578        15,619,330         4,051,882
                                              -----------      -----------      -----------       -----------       -----------
     Net gain (loss) on investments........       226,336          162,061           20,561        15,313,910         4,266,490
                                              -----------      -----------      -----------       -----------       -----------
       Net increase (decrease) in net
        assets resulting from operations...   $   271,733      $   135,226      $    21,010       $15,026,747       $ 4,617,206
                                              ===========      ===========      ===========       ===========       ===========

                                              JANUS ASPEN
                                                 SERIES                            MFS(R)
                                               WORLDWIDE          MFS(R)            NEW              MFS(R)            MFS(R)
                                                GROWTH--        INVESTORS        DISCOVERY          RESEARCH         UTILITIES
                                             INSTITUTIONAL    TRUST SERIES--      SERIES--          SERIES--          SERIES--
                                                 SHARES       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS(A)   INITIAL CLASS
                                             ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income...........................   $   988,065      $       338      $        --       $        --       $        68
 Mortality and expense risk charges........      (513,184)              --               --                --                --
 Administrative charges....................       (50,614)              --               --                --                --
                                              -----------      -----------      -----------       -----------       -----------
     Net investment income (loss)..........       424,267              338               --                --                68
                                              -----------      -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.........     6,139,589            2,991              655               681             1,656
 Cost of investments sold..................   (10,409,063)          (3,111)            (636)             (658)           (1,171)
                                              -----------      -----------      -----------       -----------       -----------
     Net realized gain/(loss) on
       investments.........................    (4,269,474)            (120)              19                23               485
 Realized gain distribution received.......            --               --               --                --                --
 Change in unrealized appreciation
   (depreciation) on investments...........     7,910,065            5,766            6,871                 3             2,634
                                              -----------      -----------      -----------       -----------       -----------
     Net gain (loss) on investments........     3,640,591            5,646            6,890                26             3,119
                                              -----------      -----------      -----------       -----------       -----------
       Net increase (decrease) in net
        assets resulting from operations...   $ 4,064,858      $     5,984      $     6,890       $        26       $     3,187
                                              ===========      ===========      ===========       ===========       ===========

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                          FIDELITY(R)                                                             JANUS ASPEN
                                              VIP                                               JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP
          VIP               VIP              GRADE              VIP               VIP           BALANCED--         GROWTH--
       GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------------------------------------------------------------------------------------------------------------------
      $       672      $     16,073      $      3,713      $         --      $      3,662      $  2,269,458      $         --
               --                --                --                --                --          (504,356)               --
               --                --                --                --                --           (42,155)               --
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
              672            16,073             3,713                --             3,662         1,722,947                --
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
            4,735           740,861            68,566           951,053           421,506         6,532,668           165,121
           (4,076)         (688,895)          (69,745)         (796,248)         (324,976)       (7,086,453)         (163,735)
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
              659            51,966            (1,179)          154,805            96,530          (553,785)            1,386
               --                --             2,671                --                --                --                --
            9,884            (7,289)           (2,073)          100,356           (34,909)        6,474,058            14,278
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
           10,543            44,677              (581)          255,161            61,621         5,920,273            15,664
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
      $    11,215      $     60,750      $      3,132      $    255,161      $     65,283      $  7,643,220      $     15,664
      ===========      ============      ============      ============      ============      ============      ============

                                                                                                    VAN               VAN
       NEUBERGER                                                                                  KAMPEN            KAMPEN
        BERMAN            T. ROWE           T. ROWE                                                 UIF               UIF
       AMT MID-            PRICE             PRICE            VAN ECK                            EMERGING          EMERGING
          CAP             EQUITY           LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS
       GROWTH--           INCOME           TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--
        CLASS I          PORTFOLIO         PORTFOLIO         RETURN(B)        HARD ASSETS         CLASS I           CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
      $        --       $   450,470       $     6,179       $        --       $       888       $     1,416       $   121,861
               --          (121,961)               --                --                --                --           (98,002)
               --            (8,216)               --                --                --                --           (10,430)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
               --           320,293             6,179                --               888             1,416            13,429
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            4,318         1,696,454           112,270            12,444           430,336               328         2,016,582
           (3,668)       (1,478,721)         (113,285)          (12,607)         (430,671)             (314)       (1,638,724)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
              650           217,733            (1,015)             (163)             (335)               14           377,858
               --           702,727                --                --                --               662                --
           11,014         2,731,173            (2,118)               --             2,567               (19)        3,658,564
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           11,664         3,651,633            (3,133)             (163)            2,232               657         4,036,422
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $    11,664       $ 3,971,926       $     3,046       $      (163)      $     3,120       $     2,073       $ 4,049,851
      ===========       ===========       ===========       ===========       ===========       ===========       ===========


           VAN
         KAMPEN
           UIF
        U.S. REAL
        ESTATE--
         CLASS I
     ---------------
       $        97
                --
                --
       -----------
                97
       -----------
           175,742
          (192,853)
       -----------
           (17,111)
               112
             1,766
       -----------
           (15,233)
       -----------
       $   (15,136)
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    802,940   $    876,825   $   (855,408)  $   (786,514)
   Net realized gain (loss) on investments......       213,787        215,156     (1,631,629)    (1,438,891)
   Realized gain distribution received..........       285,018        609,025             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (404,575)      (801,095)    10,280,633     46,732,604
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       897,170        899,911      7,793,596     44,507,199
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,127,834      5,896,006     46,644,779     51,120,846
   Cost of insurance............................    (1,974,337)    (2,088,752)   (20,152,929)   (20,510,719)
   Policyowners' surrenders.....................    (1,004,054)    (1,530,458)   (10,585,251)    (9,680,674)
   Net transfers from (to) Fixed Account........      (207,113)       414,346     (3,567,421)    (3,384,419)
   Transfers between Investment Divisions.......    (1,010,591)      (260,676)    (8,271,223)    (3,824,291)
   Policyowners' death benefits.................       (64,714)       (64,348)      (349,129)      (360,461)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       867,025      2,366,118      3,718,826     13,360,282
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,273)          (981)        (1,813)       (53,098)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     1,762,922      3,265,048     11,510,609     57,814,383
NET ASSETS:
   Beginning of year............................    24,828,291     21,563,243    220,008,488    162,194,105
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 26,591,213   $ 24,828,291   $231,519,097   $220,008,488
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    119,396   $     50,501
   Net realized gain (loss) on investments......          (999)          (955)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............            31           (834)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       118,428         48,712
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    12,448,927     14,413,998
   Cost of insurance............................    (3,285,963)    (3,574,234)
   Policyowners' surrenders.....................    (1,992,243)   (17,563,310)
   Net transfers from (to) Fixed Account........       689,583     11,767,263
   Transfers between Investment Divisions.......    (9,316,568)   (14,263,194)
   Policyowners' death benefits.................       (10,267)      (101,844)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (1,466,531)    (9,321,321)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (305)          (282)
                                                  ------------   ------------
       Increase (decrease) in net assets........    (1,348,408)    (9,272,891)
NET ASSETS:
   Beginning of year............................    34,592,852     43,865,743
                                                  ------------   ------------
   End of year..................................  $ 33,244,444   $ 34,592,852
                                                  ============   ============

                                                          MAINSTAY VP                   MAINSTAY VP
                                                    INTERNATIONAL EQUITY--            MID CAP CORE--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     96,794   $    138,305   $      5,797   $    (10,505)
   Net realized gain (loss) on investments......       199,267      1,093,034         67,462        (16,816)
   Realized gain distribution received..........            --             --        375,345             --
   Change in unrealized appreciation
     (depreciation) on investments..............     2,736,944      1,479,703      2,456,410      2,166,680
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,033,005      2,711,042      2,905,014      2,139,359
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     3,400,705      2,159,627      2,173,307        958,937
   Cost of insurance............................    (1,204,447)      (809,522)      (555,027)      (233,331)
   Policyowners' surrenders.....................      (669,575)      (300,239)      (262,561)       (84,574)
   Net transfers from (to) Fixed Account........       550,325        (96,535)       718,288        186,389
   Transfers between Investment Divisions.......     5,042,319      1,157,871      3,978,733      1,027,433
   Policyowners' death benefits.................       (20,643)        (1,880)          (343)        (1,177)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     7,098,684      2,109,322      6,052,397      1,853,677
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (3,116)        (3,284)        (2,807)        (2,359)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    10,128,573      4,817,080      8,954,604      3,990,677
NET ASSETS:
   Beginning of year............................    12,440,391      7,623,311      9,341,243      5,350,566
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 22,568,964   $ 12,440,391   $ 18,295,847   $  9,341,243
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                       MID CAP GROWTH--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (87,559)  $    (45,050)
   Net realized gain (loss) on investments......        36,921        (57,947)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     3,951,062      2,929,943
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,900,424      2,826,946
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     4,063,369      1,769,994
   Cost of insurance............................    (1,102,918)      (416,775)
   Policyowners' surrenders.....................      (354,903)      (146,950)
   Net transfers from (to) Fixed Account........       810,548        463,350
   Transfers between Investment Divisions.......     3,679,932      2,770,032
   Policyowners' death benefits.................       (19,783)          (383)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     7,076,245      4,439,268
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (2,671)        (2,816)
                                                  ------------   ------------
       Increase (decrease) in net assets........    10,973,998      7,263,398
NET ASSETS:
   Beginning of year............................    12,282,002      5,018,604
                                                  ------------   ------------
   End of year..................................  $ 23,256,000   $ 12,282,002
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                      MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
          COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--                CORPORATE BOND--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    769,063   $    356,106   $    458,226   $    425,993   $    721,289   $    805,850   $  5,398,699   $  4,291,549
      (2,041,692)    (2,392,201)      (214,881)      (244,504)        81,800        394,766     (1,281,402)      (957,717)
              --             --             --             --             --             --             --             --
      10,488,760     19,497,925      1,429,485      4,079,420       (267,240)      (958,137)     4,821,822     12,948,268
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,216,131     17,461,830      1,672,830      4,260,909        535,849        242,479      8,939,119     16,282,100
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      17,681,267     19,207,452      6,111,081      5,772,912      3,651,326      4,386,418     12,592,811     11,052,809
      (7,183,174)    (7,155,219)    (2,095,304)    (1,900,550)    (1,373,413)    (1,618,625)    (5,697,631)    (4,827,998)
      (3,766,871)    (3,673,583)    (1,107,111)      (756,385)      (605,886)    (1,361,350)    (3,258,825)    (2,038,068)
      (1,381,493)    (1,148,334)       555,928        311,562       (193,775)      (370,273)       955,831        315,804
      (2,389,848)    (1,746,427)       800,283      1,066,155     (1,703,216)    (1,214,687)     4,329,684      7,276,018
        (114,695)      (117,464)       (34,581)       (43,168)       (36,975)        (9,846)       (63,720)      (170,065)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,845,186      5,366,425      4,230,296      4,450,526       (261,939)      (188,363)     8,858,150     11,608,500
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (6,932)       (20,378)        (1,813)        (4,131)          (742)          (136)       (12,224)       (22,117)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      12,054,385     22,807,877      5,901,313      8,707,304        273,168         53,980     17,785,045     27,868,483
      87,625,170     64,817,293     26,082,247     17,374,943     19,819,391     19,765,411     69,932,653     42,064,170
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 99,679,555   $ 87,625,170   $ 31,983,560   $ 26,082,247   $ 20,092,559   $ 19,819,391   $ 87,717,698   $ 69,932,653
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------
        2004           2003           2004           2003
    ---------------------------------------------------------
    $    104,901   $     72,432   $  2,240,042   $  1,322,578
         112,372        (93,138)       290,259     (1,023,500)
         247,151             --             --             --
       3,322,803      3,518,887     18,283,970     40,421,525
    ------------   ------------   ------------   ------------
       3,787,227      3,498,181     20,814,271     40,720,603
    ------------   ------------   ------------   ------------
       4,146,731      3,050,936     45,156,365     45,120,156
      (1,211,398)      (824,038)   (16,947,572)   (16,039,774)
        (661,285)      (170,889)   (10,010,034)    (7,577,716)
       1,114,598        333,257      1,030,365     (1,173,887)
       4,595,172      1,309,028     (1,889,824)      (568,212)
         (21,689)       (25,387)      (457,667)      (263,220)
    ------------   ------------   ------------   ------------
       7,962,129      3,672,907     16,881,633     19,497,347
    ------------   ------------   ------------   ------------
          (3,696)        (3,096)       (13,681)       (46,828)
    ------------   ------------   ------------   ------------
      11,745,660      7,167,992     37,682,223     60,171,122
      17,164,106      9,996,114    197,368,159    137,197,037
    ------------   ------------   ------------   ------------
    $ 28,909,766   $ 17,164,106   $235,050,382   $197,368,159
    ============   ============   ============   ============

             MAINSTAY VP                   MAINSTAY VP
         SMALL CAP GROWTH--              TOTAL RETURN--
            INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------
         2004           2003           2004           2003
     ---------------------------------------------------------
     $    (87,816)  $    (52,344)  $    639,198   $    637,734
           92,982        (23,801)       239,029        (19,376)
               --             --             --             --
        1,688,097      3,263,793      2,322,792      8,056,658
     ------------   ------------   ------------   ------------
        1,693,263      3,187,648      3,201,019      8,675,016
     ------------   ------------   ------------   ------------
        4,114,185      2,272,386     10,290,394     10,765,921
       (1,048,642)      (534,137)    (4,887,051)    (4,987,012)
         (415,259)      (128,351)    (2,894,346)    (2,616,802)
          597,398        324,122       (130,883)    (1,113,710)
        1,934,204      2,393,409       (967,312)      (327,837)
          (25,207)        (1,303)      (112,176)      (142,032)
     ------------   ------------   ------------   ------------
        5,156,679      4,326,126      1,298,626      1,578,528
     ------------   ------------   ------------   ------------
           (1,335)        (3,148)        (3,148)       (10,468)
     ------------   ------------   ------------   ------------
        6,848,607      7,510,626      4,496,497     10,243,076
       13,639,051      6,128,425     55,134,625     44,891,549
     ------------   ------------   ------------   ------------
     $ 20,487,658   $ 13,639,051   $ 59,631,122   $ 55,134,625
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    366,761   $    482,497   $     85,421   $     46,987
   Net realized gain (loss) on investments......       166,039       (631,028)        48,808        (41,137)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     5,813,929     11,991,950        569,274      1,015,362
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     6,346,729     11,843,419        703,503      1,021,212
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,917,828     11,782,422      1,592,857      1,203,051
   Cost of insurance............................    (4,825,509)    (4,617,303)      (422,449)      (341,063)
   Policyowners' surrenders.....................    (2,498,054)    (2,224,492)      (217,097)       (93,482)
   Net transfers from (to) Fixed Account........      (345,486)      (473,287)       117,966         23,804
   Transfers between Investment Divisions.......      (516,866)        98,702        (72,193)       621,087
   Policyowners' death benefits.................      (117,203)      (114,444)       (18,916)        (1,615)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     3,614,710      4,451,598        980,168      1,411,782
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (4,927)       (12,481)          (442)          (869)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     9,956,512     16,282,536      1,683,229      2,432,125
NET ASSETS:
   Beginning of year............................    57,644,899     41,362,363      5,228,207      2,796,082
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 67,601,411   $ 57,644,899   $  6,911,436   $  5,228,207
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     44,544   $     18,919
   Net realized gain (loss) on investments......        (6,658)      (103,004)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       758,460      1,150,595
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       796,346      1,066,510
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,045,201      1,617,804
   Cost of insurance............................      (514,364)      (389,359)
   Policyowners' surrenders.....................      (450,669)      (182,944)
   Net transfers from (to) Fixed Account........       252,303         73,766
   Transfers between Investment Divisions.......       634,561        386,861
   Policyowners' death benefits.................        (3,633)          (880)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,963,399      1,505,248
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (368)          (969)
                                                  ------------   ------------
       Increase (decrease) in net assets........     2,759,377      2,570,789
NET ASSETS:
   Beginning of year............................     5,743,690      3,172,901
                                                  ------------   ------------
   End of year..................................  $  8,503,067   $  5,743,690
                                                  ============   ============

                                                                                        DREYFUS IP
                                                            CALVERT                 TECHNOLOGY GROWTH--
                                                        SOCIAL BALANCED               INITIAL SHARES
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     45,397   $     41,683   $    (26,835)  $    (10,600)
   Net realized gain (loss) on investments......       (37,274)      (145,201)       209,871        (72,302)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       263,610        612,700        (47,810)       882,983
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       271,733        509,182        135,226        800,081
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       762,425        730,758      1,939,022        956,845
   Cost of insurance............................      (278,546)      (262,139)      (574,276)      (252,509)
   Policyowners' surrenders.....................      (142,537)      (293,120)      (155,762)       (67,703)
   Net transfers from (to) Fixed Account........        71,691        (28,271)       316,414        248,807
   Transfers between Investment Divisions.......       (26,639)         2,724      1,373,719      1,562,711
   Policyowners' death benefits.................        (1,378)          (111)       (10,370)        (2,942)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       385,016        149,841      2,888,747      2,445,209
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (223)          (508)           (95)          (606)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       656,526        658,515      3,023,878      3,244,684
NET ASSETS:
   Beginning of year............................     3,274,137      2,615,622      4,206,879        962,195
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $  3,930,663   $  3,274,137   $  7,230,757   $  4,206,879
                                                  ============   ============   ============   ============

                                                          DREYFUS VIF
                                                     DEVELOPING LEADERS--
                                                        INITIAL SHARES
                                                  ---------------------------
                                                      2004         2003(A)
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        449   $         35
   Net realized gain (loss) on investments......         1,983            627
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............        18,578         31,791
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        21,010         32,453
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        47,343          2,605
   Cost of insurance............................        (7,049)        (4,726)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........        14,212          2,610
   Transfers between Investment Divisions.......        68,609        102,331
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........       123,115        102,820
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........       144,125        135,273
NET ASSETS:
   Beginning of year............................       135,273             --
                                                  ------------   ------------
   End of year..................................  $    279,398   $    135,273
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

           MAINSTAY VP                                                                    AMERICAN
           EAGLE ASSET               ALGER AMERICAN                                      CENTURY VP
           MANAGEMENT                   LEVERAGED                ALGER AMERICAN          INFLATION
         GROWTH EQUITY--                ALL CAP--            SMALL CAPITALIZATION--     PROTECTION--
          INITIAL CLASS              CLASS O SHARES              CLASS O SHARES           CLASS II
    -------------------------   -------------------------   -------------------------   ------------
       2004          2003          2004          2003          2004          2003         2004(G)
    ------------------------------------------------------------------------------------------------
    $   (44,003)  $   (42,323)  $        --   $        --   $  (159,316)  $  (117,181)  $       239
       (844,491)     (454,709)        8,552           664       636,171      (139,422)           52
             --            --            --            --            --            --            --
        427,820     3,682,736         1,648         3,410     3,824,409     7,294,458             9
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (460,674)    3,185,704        10,200         4,074     4,301,264     7,037,855           300
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
      4,522,456     4,826,840        16,171         1,527     6,086,408     5,635,083         2,172
     (1,268,177)   (1,285,538)       (4,788)       (1,700)   (2,055,338)   (1,839,721)       (2,392)
       (638,464)     (495,251)           --            --    (1,398,406)     (816,525)           --
        (29,134)      (18,860)           --            88      (223,624)     (175,549)           --
     (1,315,925)     (164,618)        3,637        28,286      (137,788)      950,174           626
         (5,285)       (7,062)           --            --       (43,360)      (23,130)           --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,265,471     2,855,511        15,020        28,201     2,227,892     3,730,332           406
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
            631        (2,808)           --            --        (5,014)       (7,799)           --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
        805,428     6,038,407        25,220        32,275     6,524,142    10,760,388           706
     16,334,908    10,296,501        38,473         6,198    25,787,060    15,026,672            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $17,140,336   $16,334,908   $    63,693   $    38,473   $32,311,202   $25,787,060   $       706
    ===========   ===========   ===========   ===========   ===========   ===========   ===========


             AMERICAN                    AMERICAN
            CENTURY VP                  CENTURY VP
          INTERNATIONAL--                 VALUE--
             CLASS II                    CLASS II
     -------------------------   -------------------------
        2004          2003          2004          2003
     -----------------------------------------------------
     $     1,432   $         3   $     1,607   $        19
          15,301           215         1,974           229
              --            --         1,475            --
            (750)        6,659        57,602        26,286
     -----------   -----------   -----------   -----------
          15,983         6,877        62,658        26,534
     -----------   -----------   -----------   -----------
           3,290            --       115,320         4,079
          (2,990)       (1,771)      (11,550)       (2,881)
              --            --            --            --
           2,961         1,200            62         5,634
        (173,661)      201,344       618,196       154,714
              --            --            --            --
     -----------   -----------   -----------   -----------
        (170,400)      200,773       722,028       161,546
     -----------   -----------   -----------   -----------
              --            --            --            --
     -----------   -----------   -----------   -----------
        (154,417)      207,650       784,686       188,080
         207,774           124       188,547           467
     -----------   -----------   -----------   -----------
     $    53,357   $   207,774   $   973,233   $   188,547
     ===========   ===========   ===========   ===========

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------
    $   (287,163)  $   (140,909)  $    350,716   $    299,217   $        672   $        300
        (305,420)      (713,465)        73,695       (375,544)           659        (52,783)
              --             --        140,913             --             --             --
      15,619,330     20,053,173      4,051,882      8,160,845          9,884         81,553
    ------------   ------------   ------------   ------------   ------------   ------------
      15,026,747     19,198,799      4,617,206      8,084,518         11,215         29,070
    ------------   ------------   ------------   ------------   ------------   ------------
      20,397,002     19,750,276      8,744,418      7,661,192         44,953             48
      (7,521,078)    (7,013,663)    (3,064,920)    (2,655,408)        (5,036)        (2,594)
      (4,185,074)    (3,394,907)    (1,506,291)    (1,398,279)            --             --
        (568,790)      (816,288)       910,567       (126,049)            --            250
       4,381,238      1,236,699      1,691,989      1,584,600          7,834        129,852
        (111,298)       (76,104)       (20,837)       (73,832)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      12,392,000      9,686,013      6,754,926      4,992,224         47,751        127,556
    ------------   ------------   ------------   ------------   ------------   ------------
         (14,960)       (22,441)        (2,939)        (8,746)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      27,403,787     28,862,371     11,369,193     13,067,996         58,966        156,626
      92,898,815     64,036,444     37,156,288     24,088,292        257,508        100,882
    ------------   ------------   ------------   ------------   ------------   ------------
    $120,302,602   $ 92,898,815   $ 48,525,481   $ 37,156,288   $    316,474   $    257,508
    ============   ============   ============   ============   ============   ============

                                         FIDELITY(R) VIP
           FIDELITY(R) VIP                 INVESTMENT
             INDEX 500--                  GRADE BOND--
            INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------
         2004           2003           2004           2003
     ---------------------------------------------------------
     $     16,073   $      2,112   $      3,713   $      2,772
           51,966        (26,900)        (1,179)          (265)
               --             --          2,671            975
           (7,289)        93,938         (2,073)         1,435
     ------------   ------------   ------------   ------------
           60,750         69,150          3,132          4,917
     ------------   ------------   ------------   ------------
          232,110        117,717          4,507         13,628
          (26,535)       (13,077)        (2,216)        (5,059)
               --             --             --             --
           27,753        120,743        (66,393)          (365)
             (990)       231,846             --         24,600
               --             --             --             --
     ------------   ------------   ------------   ------------
          232,338        457,229        (64,102)        32,804
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          293,088        526,379        (60,970)        37,721
          613,343         86,964         89,115         51,394
     ------------   ------------   ------------   ------------
     $    906,431   $    613,343   $     28,145   $     89,115
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                    FIDELITY(R) VIP             FIDELITY(R) VIP            JANUS ASPEN SERIES
                                                       MID CAP--                  OVERSEAS--                   BALANCED--
                                                     INITIAL CLASS               INITIAL CLASS            INSTITUTIONAL SHARES
                                               -------------------------   -------------------------   --------------------------
                                                  2004          2003          2004          2003           2004          2003
                                               ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)..............  $        --   $     2,052   $     3,662   $       126   $  1,722,947   $ 1,431,803
   Net realized gain (loss) on investments...      154,805       (17,721)       96,530         1,295       (553,785)     (166,872)
   Realized gain distribution received.......           --            --            --            --             --            --
   Change in unrealized appreciation
     (depreciation) on investments...........      100,356       166,314       (34,909)       90,002      6,474,058     9,568,785
                                               -----------   -----------   -----------   -----------   ------------   -----------
     Net increase (decrease) in net assets
       resulting from operations.............      255,161       150,645        65,283        91,423      7,643,220    10,833,716
                                               -----------   -----------   -----------   -----------   ------------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners.......      354,162        54,864       156,646        43,105     21,504,020    23,004,147
   Cost of insurance.........................      (73,111)      (48,586)      (13,168)       (9,834)    (7,383,831)   (7,768,782)
   Policyowners' surrenders..................     (220,985)           --            --            --     (4,398,848)   (3,678,487)
   Net transfers from (to) Fixed Account.....       12,342        45,981         1,000           181     (1,209,772)     (416,925)
   Transfers between Investment Divisions....      840,682        36,567      (193,168)      383,075     (5,687,509)   (1,341,897)
   Policyowners' death benefits..............           --            --            --            --       (118,601)     (103,194)
                                               -----------   -----------   -----------   -----------   ------------   -----------
     Net contributions and (withdrawals).....      913,090        88,826       (48,690)      416,527      2,705,459     9,694,862
                                               -----------   -----------   -----------   -----------   ------------   -----------
   Increase (decrease) attributable to New
     York Life Insurance and Annuity
     Corporation charges retained by the
     Separate Account........................           --            --            --            --         (7,255)      (11,286)
                                               -----------   -----------   -----------   -----------   ------------   -----------
       Increase (decrease) in net assets.....    1,168,251       239,471        16,593       507,950     10,341,424    20,517,292
NET ASSETS:
   Beginning of year.........................      631,987       392,516       508,761           811     94,817,567    74,300,275
                                               -----------   -----------   -----------   -----------   ------------   -----------
   End of year...............................  $ 1,800,238   $   631,987   $   525,354   $   508,761   $105,158,991   $94,817,567
                                               ===========   ===========   ===========   ===========   ============   ===========

                                                      NEUBERGER BERMAN              T. ROWE PRICE               T. ROWE PRICE
                                                         AMT MID-CAP                EQUITY INCOME             LIMITED-TERM BOND
                                                       GROWTH--CLASS I                PORTFOLIO                   PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                  ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        --   $        --   $   320,293   $   194,534   $     6,179   $     6,740
   Net realized gain (loss) on investments......          650          (289)      217,733       (72,769)       (1,015)        1,996
   Realized gain distribution received..........           --            --       702,727            --            --           526
   Change in unrealized appreciation
     (depreciation) on investments..............       11,014         4,365     2,731,173     3,621,208        (2,118)       (2,894)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................       11,664         4,076     3,971,926     3,742,973         3,046         6,368
                                                  -----------   -----------   -----------   -----------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       14,442            --     7,172,129     5,683,966         2,096        23,541
   Cost of insurance............................       (4,688)       (1,755)   (1,938,028)   (1,427,788)       (5,474)       (9,019)
   Policyowners' surrenders.....................           --            --    (1,306,945)     (554,668)           --            --
   Net transfers from (to) Fixed Account........          132           131       661,880       409,217      (106,796)         (365)
   Transfers between Investment Divisions.......       22,647        27,178     5,305,135     2,137,466            --       162,944
   Policyowners' death benefits.................           --            --       (10,494)      (23,560)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net contributions and (withdrawals)........       32,533        25,554     9,883,677     6,224,633      (110,174)      177,101
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           --            --        (2,492)       (3,330)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
       Increase (decrease) in net assets........       44,197        29,630    13,853,111     9,964,276      (107,128)      183,469
NET ASSETS:
   Beginning of year............................       39,221         9,591    20,984,284    11,020,008       269,221        85,752
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of year..................................  $    83,418   $    39,221   $34,837,395   $20,984,284   $   162,093   $   269,221
                                                  ===========   ===========   ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                       MFS(R)
                                                                                                                      RESEARCH
       JANUS ASPEN SERIES           JANUS ASPEN SERIES           MFS(R) INVESTORS               MFS(R) NEW            SERIES--
        MID CAP GROWTH--            WORLDWIDE GROWTH--            TRUST SERIES--            DISCOVERY SERIES--         INITIAL
      INSTITUTIONAL SHARES         INSTITUTIONAL SHARES            INITIAL CLASS               INITIAL CLASS            CLASS
    -------------------------   --------------------------   -------------------------   -------------------------   -----------
       2004          2003           2004          2003          2004          2003          2004         2003(D)       2004(F)
    ----------------------------------------------------------------------------------------------------------------------------
    $        --   $        --   $    424,267   $   411,384   $       338   $       325   $        --   $        --   $        --
          1,386           (11)    (4,269,474)   (3,179,097)         (120)         (426)           19             5            23
             --            --             --            --            --            --            --            --            --
         14,278         2,661      7,910,065    20,369,394         5,766        10,066         6,871         1,109             3
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
         15,664         2,650      4,064,858    17,601,681         5,984         9,965         6,890         1,114            26
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
        180,694            --     21,773,467    24,508,031           980            --        33,469            --           735
         (3,677)         (344)    (7,430,235)   (7,741,063)       (2,991)       (2,099)         (655)         (164)         (681)
             --            --     (4,231,514)   (3,703,583)           --            --            --            --            --
         54,382           149     (1,683,720)   (1,221,648)           --            --            --            --            --
       (160,597)       22,423     (5,572,441)   (4,262,139)           --            --           659        20,851            --
             --            --       (143,802)      (95,331)           --            --            --            --            --
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
         70,802        22,228      2,711,755     7,484,267        (2,011)       (2,099)       33,473        20,687            54
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --         (9,480)      (19,791)           --            --            --            --            --
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
         86,466        24,878      6,767,133    25,066,157         3,973         7,866        40,363        21,801            80
         27,243         2,365     94,439,334    69,373,177        54,254        46,388        21,801            --            --
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
    $   113,709   $    27,243   $101,206,467   $94,439,334   $    58,227   $    54,254   $    62,164   $    21,801   $        80
    ===========   ===========   ============   ===========   ===========   ===========   ===========   ===========   ===========


              MFS(R)
        UTILITIES SERIES--
           INITIAL CLASS
     -------------------------
        2004         2003(A)
     -------------------------
     $        68   $        80
             485            87
              --            --
           2,634           775
     -----------   -----------
           3,187           942
     -----------   -----------
             599         2,477
          (1,656)         (994)
              --            --
              --         2,604
          11,947          (470)
              --            --
     -----------   -----------
          10,890         3,617
     -----------   -----------
              --            --
     -----------   -----------
          14,077         4,559
           4,559            --
     -----------   -----------
     $    18,636   $     4,559
     ===========   ===========

      VAN ECK                                        VAN KAMPEN                  VAN KAMPEN                  VAN KAMPEN
     WORLDWIDE             VAN ECK                  UIF EMERGING                UIF EMERGING                  UIF U.S.
     ABSOLUTE             WORLDWIDE                MARKETS DEBT--             MARKETS EQUITY--              REAL ESTATE--
      RETURN             HARD ASSETS                   CLASS I                     CLASS I                     CLASS I
    -----------   -------------------------   -------------------------   -------------------------   -------------------------
      2004(G)        2004         2003(E)        2004         2003(B)        2004          2003          2004         2003(C)
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $       888   $        --   $     1,416   $        --   $    13,429   $   (73,012)  $        97   $        --
           (163)         (335)            6            14             5       377,858      (225,765)      (17,111)           26
             --            --            --           662            --            --            --           112            --
             --         2,567           532           (19)        1,672     3,658,564     5,481,429         1,766           324
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (163)        3,120           538         2,073         1,677     4,049,851     5,182,652       (15,136)          350
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             (1)        5,134            --         1,710            --     3,447,555     3,132,878         5,100         3,472
           (887)       (3,767)          (69)         (328)         (129)   (1,303,882)   (1,084,588)       (1,930)         (344)
             --            --            --            --            --      (577,471)     (497,548)           --            --
             --         7,502            --            --            --        36,120      (106,879)        7,070            --
          1,051        14,104         3,929            --        18,551        51,107       844,883        18,292           102
             --            --            --            --            --       (13,294)      (35,175)           --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            163        22,973         3,860         1,382        18,422     1,640,135     2,253,571        28,532         3,230
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --            --            --            --        (5,682)       (5,958)           --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --        26,093         4,398         3,455        20,099     5,684,304     7,430,265        13,396         3,580
             --         4,398            --        20,099            --    16,858,244     9,427,979         3,580            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $        --   $    30,491   $     4,398   $    23,554   $    20,099   $22,542,548   $16,858,244   $    16,976   $     3,580
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========



  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Enhanced DCA Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-eight variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Value (formerly MainStay VP Equity Income), MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth - Initial Shares, Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Janus Aspen Series
Balanced - Institutional Shares, Janus Aspen Series Worldwide
Growth - Institutional Shares, T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity - Class I.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap - Class O Shares, Alger American Small Capitalization - Class O Shares, American Century VP Inflation
Protection - Class II, American Century VP International - Class II, American Century VP Value - Class II, Dreyfus IP Technology Growth - Initial Shares, Dreyfus VIF Developing Leaders - Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Fidelity(R) VIP Growth - Initial Class, Fidelity(R) VIP Index 500 - Initial Class, Fidelity(R) VIP Investment Grade
Bond - Initial Class, Fidelity(R) VIP Mid Cap - Initial Class, Fidelity(R) VIP Overseas - Initial Class, Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Mid Cap Growth - Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Growth - Institutional Shares, MFS(R) Investors Trust Series - Initial Class, MFS(R) New Discovery Series - Initial Class, MFS(R) Research Series - Initial Class, MFS(R) Utilities Series - Initial Class, Neuberger Berman AMT Mid-Cap Growth - Class I, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt - Class I, Van Kampen UIF Emerging Markets Equity - Class I, and Van Kampen UIF U.S. Real Estate - Class I.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of VUL Separate Account-I are as follows:


                                                     MAINSTAY VP                    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP
                                       BOND--       APPRECIATION--      CASH          STOCK--      CONVERTIBLE--
                                    INITIAL CLASS   INITIAL CLASS    MANAGEMENT    INITIAL CLASS   INITIAL CLASS
                                    ----------------------------------------------------------------------------
Number of shares..................        2,001          10,783         33,289           4,866          2,843
Identified cost...................     $ 27,192        $236,341       $ 33,289        $109,709       $ 29,606

                                                                                                      MAINSTAY VP
                                                                                                       AMERICAN
                                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                       CENTURY
                                       S&P 500        SMALL CAP          TOTAL        MAINSTAY VP      INCOME &
                                       INDEX--         GROWTH--        RETURN--         VALUE--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    ------------------------------------------------------------------------------
Number of shares..................        9,653           1,883            3,584           4,112            603
Identified cost...................     $211,460        $ 17,349         $ 62,257        $ 61,461       $  6,025

  Investment activity for the year ended December 31, 2004, was as follows:


                                                     MAINSTAY VP                    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP
                                       BOND--       APPRECIATION--      CASH          STOCK--      CONVERTIBLE--
                                    INITIAL CLASS   INITIAL CLASS    MANAGEMENT    INITIAL CLASS   INITIAL CLASS
                                    ----------------------------------------------------------------------------
Purchases.........................     $  5,955        $ 13,216       $ 25,017        $  8,050       $  6,220
Proceeds from sales...............        4,001          10,359         26,369           4,435          1,528

                                                                                                      MAINSTAY VP
                                                                                                       AMERICAN
                                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                       CENTURY
                                       S&P 500        SMALL CAP          TOTAL        MAINSTAY VP      INCOME &
                                       INDEX--         GROWTH--        RETURN--         VALUE--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    ------------------------------------------------------------------------------
Purchases.........................     $ 29,100        $  5,863         $  5,068        $  7,748       $  2,011
Proceeds from sales...............        9,966             789            3,131           3,764            944

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                     MAINSTAY VP
                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP         MID CAP
    GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
         1,894            8,875          1,602            1,396           2,006           2,351
      $ 20,814         $ 82,015       $ 18,470         $ 14,725        $ 18,563        $ 23,604

                     MAINSTAY VP
     MAINSTAY VP     EAGLE ASSET        ALGER             ALGER           AMERICAN
    DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
       COMPANY         GROWTH         LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--    VALUE--
    INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
    ---------------------------------------------------------------------------------------------------------------
           758            1,547               2             1,597               --               7             111
       $ 7,414         $ 17,300        $     59          $ 24,782         $      1        $     47        $    889

                     MAINSTAY VP
                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP         MID CAP
    GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
      $  3,346         $ 22,727       $  8,374         $  6,853        $  7,775        $  9,208
         2,889            8,463          1,170              413             778             886

                     MAINSTAY VP
     MAINSTAY VP     EAGLE ASSET        ALGER             ALGER           AMERICAN
    DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
       COMPANY         GROWTH         LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--    VALUE--
    INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
    ---------------------------------------------------------------------------------------------------------------
      $  2,806         $  3,086        $    233          $  5,815         $     15        $    426        $    735
           796            1,864             218             3,745               14             595              10

--------------------------------------------------------------------------------


                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................         2,102                830                  7              4,526              1,915
Identified cost...................      $  3,709           $  6,689           $    229           $101,742           $ 42,927

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)             MFS(R)
                                        GROWTH--            TRUST            DISCOVERY           RESEARCH          UTILITIES
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           SERIES--
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................         3,785                  3                  4                 --                  1
Identified cost...................      $126,960           $     55           $     54           $     --           $     15

  Investment activity for the year ended December 31, 2004, was as follows:

                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................      $    780           $  4,215           $    130           $ 15,037           $  9,704
Proceeds from sales...............           350              1,349                  6              2,920              2,450

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)             MFS(R)
                                        GROWTH--            TRUST            DISCOVERY           RESEARCH          UTILITIES
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           SERIES--
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................      $  9,267           $      1           $     34           $      1           $     13
Proceeds from sales...............         6,140                  3                  1                  1                  2

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                           JANUS ASPEN
                                       FIDELITY(R)                                        JANUS ASPEN         SERIES
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP
         VIP              VIP           INVESTMENT          VIP              VIP           BALANCED--        GROWTH--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
             10                7                2               60               30            4,317                4
       $    272         $    844         $     28         $  1,566         $    470         $101,014         $     97


                                                                            VAN KAMPEN   VAN KAMPEN
    NEUBERGER                                                                  UIF          UIF
    BERMAN AMT      T. ROWE         T. ROWE        VAN ECK                   EMERGING     EMERGING     VAN KAMPEN
     MID-CAP         PRICE           PRICE        WORLDWIDE     VAN ECK      MARKETS      MARKETS       UIF U.S.
     GROWTH--    EQUITY INCOME    LIMITED-TERM    ABSOLUTE     WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
     CLASS I       PORTFOLIO     BOND PORTFOLIO    RETURN     HARD ASSETS    CLASS I      CLASS I        CLASS I
    ---------------------------------------------------------------------------------------------------------------
            5         1,561               33            --            2             3        2,043             1
     $     69      $ 30,014         $    167      $     --     $     27      $     22     $ 15,000      $     15

                                                                                                           JANUS ASPEN
                                       FIDELITY(R)                                        JANUS ASPEN         SERIES
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP
         VIP              VIP           INVESTMENT          VIP              VIP           BALANCED--        GROWTH--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
       $     53         $    989         $     11         $  1,864         $    376         $ 10,959         $    236
              5              741               69              951              422            6,533              165


                                                                            VAN KAMPEN   VAN KAMPEN
    NEUBERGER                                                                  UIF          UIF
    BERMAN AMT      T. ROWE         T. ROWE        VAN ECK                   EMERGING     EMERGING     VAN KAMPEN
     MID-CAP         PRICE           PRICE        WORLDWIDE     VAN ECK      MARKETS      MARKETS       UIF U.S.
     GROWTH--    EQUITY INCOME    LIMITED-TERM    ABSOLUTE     WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
     CLASS I       PORTFOLIO     BOND PORTFOLIO    RETURN     HARD ASSETS    CLASS I      CLASS I        CLASS I
    ---------------------------------------------------------------------------------------------------------------
     $     37      $ 12,614         $      8      $     13     $    454      $      4     $  3,671      $    204
            4         1,696              112            12          430            --        2,017           176

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2004           2003           2004           2003
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        100            150          1,685          2,147
Units redeemed.........................       (168)          (153)        (1,823)        (1,850)
                                           -------        -------        -------        -------
  Net increase (decrease)..............        (68)            (3)          (138)           297
                                           =======        =======        =======        =======
GROUP 2 POLICIES
Units issued...........................        149            193          1,874          2,432
Units redeemed.........................        (85)          (103)        (1,251)        (1,260)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         64             90            623          1,172
                                           =======        =======        =======        =======
GROUP 3 POLICIES
Units issued...........................         21             22              9              7
Units redeemed.........................         (2)            (1)            (2)            (1)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         19             21              7              6
                                           =======        =======        =======        =======
GROUP 4 POLICIES
Units issued...........................        127            132            234            161
Units redeemed.........................        (35)           (39)           (56)           (33)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         92             93            178            128
                                           =======        =======        =======        =======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
        1,878          9,971            394            513            113            119             80            104
       (3,156)       (16,117)          (431)          (465)           (51)           (68)          (122)          (192)
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,278)        (6,146)           (37)            48             62             51            (42)           (88)
      =======        =======        =======        =======        =======        =======        =======        =======
        3,681          5,365            696            960            287            365            111            151
       (5,637)        (5,594)          (452)          (534)          (185)          (155)          (131)          (130)
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,956)          (229)           244            426            102            210            (20)            21
      =======        =======        =======        =======        =======        =======        =======        =======
        2,097          3,768             15              3              4              9              6              6
       (1,558)        (5,115)            (2)            (2)            (1)            (1)            (3)            (3)
      -------        -------        -------        -------        -------        -------        -------        -------
          539         (1,347)            13              1              3              8              3              3
      =======        =======        =======        =======        =======        =======        =======        =======
        5,478          2,975            163            131            196            136             90            126
       (3,560)        (2,038)           (36)           (24)           (39)           (18)           (27)           (33)
      -------        -------        -------        -------        -------        -------        -------        -------
        1,918            937            127            107            157            118             63             93
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                 MAINSTAY VP                   MAINSTAY VP
                                                 HIGH YIELD                   INTERNATIONAL
                                              CORPORATE BOND--                  EQUITY--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2004           2003           2004           2003
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       314            565            269            140
Units redeemed.........................      (290)          (307)           (77)           (78)
                                            -----          -----          -----          -----
  Net increase (decrease)..............        24            258            192             62
                                            =====          =====          =====          =====
GROUP 2 POLICIES
Units issued...........................       399            467            264            149
Units redeemed.........................      (159)          (121)           (58)           (33)
                                            -----          -----          -----          -----
  Net increase (decrease)..............       240            346            206            116
                                            =====          =====          =====          =====
GROUP 3 POLICIES
Units issued...........................        26             10             --             --
Units redeemed.........................       (21)            (7)            --             --
                                            -----          -----          -----          -----
  Net increase (decrease)..............         5              3             --             --
                                            =====          =====          =====          =====
GROUP 4 POLICIES
Units issued...........................       398            212            168             43
Units redeemed.........................       (71)           (29)           (22)            (5)
                                            -----          -----          -----          -----
  Net increase (decrease)..............       327            183            146             38
                                            =====          =====          =====          =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
         259             97            283            254            344            164            804          1,065
         (23)           (14)           (44)           (22)           (66)           (44)          (799)          (841)
       -----          -----          -----          -----          -----          -----          -----          -----
         236             83            239            232            278            120              5            224
       =====          =====          =====          =====          =====          =====          =====          =====
         170             85            264            237            280            225          1,641          2,186
         (27)           (16)           (53)           (33)           (70)           (54)          (961)          (885)
       -----          -----          -----          -----          -----          -----          -----          -----
         143             69            211            204            210            171            680          1,301
       =====          =====          =====          =====          =====          =====          =====          =====
          --             --             --             --             --             --             61             55
          --             --             --             --             --             --            (28)           (16)
       -----          -----          -----          -----          -----          -----          -----          -----
          --             --             --             --             --             --             33             39
       =====          =====          =====          =====          =====          =====          =====          =====
         157             47            280             99            255            137          1,070            487
         (23)            (7)           (47)           (13)           (41)           (24)          (152)           (80)
       -----          -----          -----          -----          -----          -----          -----          -----
         134             40            233             86            214            113            918            407
       =====          =====          =====          =====          =====          =====          =====          =====

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2004            2003            2004            2003
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       177             211             336             404
Units redeemed.........................       (41)            (23)           (382)           (443)
                                             ----            ----            ----            ----
  Net increase (decrease)..............       136             188             (46)            (39)
                                             ====            ====            ====            ====
GROUP 2 POLICIES
Units issued...........................       239             254             306             390
Units redeemed.........................       (69)            (41)           (177)           (175)
                                             ----            ----            ----            ----
  Net increase (decrease)..............       170             213             129             215
                                             ====            ====            ====            ====
GROUP 3 POLICIES
Units issued...........................        --              --              10              --
Units redeemed.........................        --              --              (1)             --
                                             ----            ----            ----            ----
  Net increase (decrease)..............        --              --               9              --
                                             ====            ====            ====            ====
GROUP 4 POLICIES
Units issued...........................       228             105             105              56
Units redeemed.........................       (42)            (15)            (24)            (12)
                                             ----            ----            ----            ----
  Net increase (decrease)..............       186              90              81              44
                                             ====            ====            ====            ====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003            2004            2003
    -----------------------------------------------------------------------------------------------------------------------------
         311             401              40              62              63              53             100             105
        (310)           (365)            (14)             (9)            (22)            (20)            (44)            (49)
        ----            ----            ----            ----            ----            ----            ----            ----
           1              36              26              53              41              33              56              56
        ====            ====            ====            ====            ====            ====            ====            ====
         322             435             104             116             141             154             370             465
        (177)           (176)            (48)            (48)            (63)            (54)           (343)           (220)
        ----            ----            ----            ----            ----            ----            ----            ----
         145             259              56              68              78             100              27             245
        ====            ====            ====            ====            ====            ====            ====            ====
          27              47              10              33               4               5               3               8
          (8)             (9)            (35)             (1)             --              --              --              (1)
        ----            ----            ----            ----            ----            ----            ----            ----
          19              38             (25)             32               4               5               3               7
        ====            ====            ====            ====            ====            ====            ====            ====
         192             135              53              26              77              33              91              54
         (42)            (26)            (10)             (5)            (11)             (4)            (31)            (11)
        ----            ----            ----            ----            ----            ----            ----            ----
         150             109              43              21              66              29              60              43
        ====            ====            ====            ====            ====            ====            ====            ====

--------------------------------------------------------------------------------


                                                                 ALGER           AMERICAN
                                         ALGER AMERICAN        AMERICAN         CENTURY VP       AMERICAN
                                            LEVERAGED            SMALL          INFLATION       CENTURY VP
                                            ALL CAP--      CAPITALIZATION--    PROTECTION--   INTERNATIONAL--
                                         CLASS O SHARES     CLASS O SHARES       CLASS II        CLASS II
                                         ---------------   -----------------   ------------   ---------------
                                          2004     2003     2004      2003       2004(g)       2004     2003
                                         --------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      272       407           --          --       --
Units redeemed.........................      --       --     (278)     (218)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --       (6)      189           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 2 POLICIES
Units issued...........................      --       --      374       486           --          --       --
Units redeemed.........................      --       --     (248)     (248)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --      126       238           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 3 POLICIES
Units issued...........................       2        3       24        78           --          --       17
Units redeemed.........................      --       --       (3)       (2)          --         (13)      --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............       2        3       21        76           --         (13)      17
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 4 POLICIES
Units issued...........................      --       --      103        33           --          --       --
Units redeemed.........................      --       --      (16)       (5)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --       87        28           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



       AMERICAN                           DREYFUS IP        DREYFUS VIF        FIDELITY(R)
      CENTURY VP          CALVERT         TECHNOLOGY         DEVELOPING            VIP
        VALUE--           SOCIAL           GROWTH--          LEADERS--       CONTRAFUND(R)--
       CLASS II          BALANCED       INITIAL SHARES     INITIAL SHARES     INITIAL CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004    2003(a)    2004     2003
    ----------------------------------------------------------------------------------------
        --       --       16       25      195      141       --       --       574      638
        --       --      (13)     (26)     (29)     (10)      --       --      (409)    (461)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --        3       (1)     166      131       --       --       165      177
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       35       47       91      136       --       --       835      919
        --       --      (24)     (40)     (31)     (20)      --       --      (395)    (417)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --       11        7       60      116       --       --       440      502
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        53       15       --       --        2        2       10       11        51       38
        (1)      --       --       --       (1)      --       (1)      --        (3)      (2)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        52       15       --       --        1        2        9       11        48       36
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       25       13      113       55       --       --       363      199
        --       --       (5)      (2)     (27)      (9)      --       --       (72)     (40)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --       20       11       86       46       --       --       291      159
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                  FIDELITY(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2004            2003            2004            2003
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        298             288              --              --
Units redeemed.........................       (157)           (210)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        141              78              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        315             397              --              --
Units redeemed.........................       (156)           (140)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        159             257              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         27              63               7              14
Units redeemed.........................        (61)             (3)             (1)             --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        (34)             60               6              14
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        291             110              --              --
Units redeemed.........................        (42)            (19)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        249              91              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2004     2003     2004     2003     2004     2003     2004     2003      2004        2003
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       340         419
        --       --       --       --       --       --       --       --      (474)       (342)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --      (134)         77
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --     1,024       1,299
        --       --       --       --       --       --       --       --      (787)       (701)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       237         598
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        26       53       --        4       85       11       14       46        11          14
        (5)      (2)      (5)      --      (22)      (5)     (18)      (1)       (5)         (3)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        21       51       (5)       4       63        6       (4)      45         6          11
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       311         270
        --       --       --       --       --       --       --       --       (75)        (67)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       236         203
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------



                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE           INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS
                                         ---------------------   ---------------------   --------------
                                           2004        2003        2004        2003       2004    2003
                                         --------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         613         816         --      --
Units redeemed.........................       --          --        (695)       (753)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         (82)         63         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 2 POLICIES
Units issued...........................       --          --       1,335       1,836         --      --
Units redeemed.........................       --          --      (1,022)     (1,003)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         313         833         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 3 POLICIES
Units issued...........................       21           2           5           3         --      --
Units redeemed.........................      (15)         --          (1)         (1)        (1)     --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............        6           2           4           2         (1)     --
                                          ======      ======      ======      ======     ======   =====
GROUP 4 POLICIES
Units issued...........................       --          --         177         126         --      --
Units redeemed.........................       --          --         (46)        (26)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         131         100         --      --
                                          ======      ======      ======      ======     ======   =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


        MFS(R)          MFS(R)            MFS(R)            NEUBERGER                          T. ROWE PRICE
    NEW DISCOVERY      RESEARCH         UTILITIES          BERMAN AMT        T. ROWE PRICE     LIMITED-TERM
       SERIES--        SERIES--          SERIES--            MID-CAP         EQUITY INCOME         BOND
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     GROWTH-- CLASS I       PORTFOLIO         PORTFOLIO
    --------------   -------------   ----------------   -----------------   ---------------   ---------------
    2004   2003(d)      2004(f)       2004    2003(a)    2004      2003      2004     2003     2004     2003
    ---------------------------------------------------------------------------------------------------------
     --       --           --            --       --        --        --       377      196       --       --
     --       --           --            --       --        --        --       (86)     (48)      --       --
    ----    ----         ----        ------   ------    ------    ------    ------   ------   ------   ------
     --       --           --            --       --        --        --       291      148       --       --
    ====    ====         ====        ======   ======    ======    ======    ======   ======   ======   ======
     --       --           --            --       --        --        --       411      432       --       --
     --       --           --            --       --        --        --      (148)    (120)      --       --
    ----    ----         ----        ------   ------    ------    ------    ------   ------   ------   ------
     --       --           --            --       --        --        --       263      312       --       --
    ====    ====         ====        ======   ======    ======    ======    ======   ======   ======   ======
      4        2           --             1       --         3         3        13       37       --       18
     --       --           --            --       --        --        --       (24)      (8)     (11)      (1)
    ----    ----         ----        ------   ------    ------    ------    ------   ------   ------   ------
      4        2           --             1       --         3         3       (11)      29      (11)      17
    ====    ====         ====        ======   ======    ======    ======    ======   ======   ======   ======
     --       --           --            --       --        --        --       321      154       --       --
     --       --           --            --       --        --        --       (51)     (26)      --       --
    ----    ----         ----        ------   ------    ------    ------    ------   ------   ------   ------
     --       --           --            --       --        --        --       270      128       --       --
    ====    ====         ====        ======   ======    ======    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                      VAN KAMPEN           VAN KAMPEN            VAN KAMPEN
                                  VAN ECK                            UIF EMERGING         UIF EMERGING            UIF U.S.
                                 WORLDWIDE        VAN ECK              MARKETS               MARKETS                REAL
                                 ABSOLUTE        WORLDWIDE              DEBT--              EQUITY--              ESTATE--
                                  RETURN        HARD ASSETS            CLASS I               CLASS I              CLASS I
                                 ---------   ------------------   ------------------   -------------------   ------------------
                                  2004(G)      2004     2003(E)     2004     2003(B)     2004       2003       2004     2003(C)
                                 ----------------------------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...................       --          --        --         --        --        141        215         --        --
Units redeemed.................       --          --        --         --        --        (97)      (120)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         44         95         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued...................       --          --        --         --        --        122        221         --        --
Units redeemed.................       --          --        --         --        --        (90)       (86)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         32        135         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued...................       --           2        --         --         2          5         --          1        --
Units redeemed.................       --          --        --         --        --         --         --         --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --           2        --         --         2          5         --          1        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 4 POLICIES
Units issued...................       --          --        --         --        --         65         26         --        --
Units redeemed.................       --          --        --         --        --        (13)        (5)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         52         21         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001, and 2000:


                                                                        MAINSTAY VP
                                                                    BOND--INITIAL CLASS
                                                       ----------------------------------------------
                                                        2004      2003      2002      2001      2000
                                                       ----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $13,637   $14,432   $13,958   $12,184   $8,626
Units Outstanding..................................        722       790       793       753      578
Variable Accumulation Unit Value...................    $ 18.88   $ 18.26   $ 17.59   $ 16.18   $14.91
Total Return.......................................       3.4%      3.8%      8.7%      8.5%     9.0%
Investment Income Ratio............................       3.4%      4.1%      4.6%      5.4%
GROUP 2 POLICIES(b)
Net Assets.........................................    $ 9,680   $ 8,491   $ 6,999   $ 3,868   $  597
Units Outstanding..................................        694       630       540       325       55
Variable Accumulation Unit Value...................    $ 13.96   $ 13.48   $ 12.96   $ 11.89   $10.94
Total Return.......................................       3.6%      4.0%      9.0%      8.7%     9.3%
Investment Income Ratio............................       3.8%      4.3%      5.7%      9.6%
GROUP 3 POLICIES
Net Assets.........................................    $   528   $   292   $    55   $     7   $   --
Units Outstanding..................................         44        25         5         1       --
Variable Accumulation Unit Value...................    $ 11.95   $ 11.48   $ 10.99   $ 10.04   $   --
Total Return.......................................       4.1%      4.5%      9.5%      0.4%       --
Investment Income Ratio............................       4.4%      5.2%      6.3%     53.8%
GROUP 4 POLICIES
Net Assets.........................................    $ 2,747   $ 1,614   $   552   $    --   $   --
Units Outstanding..................................        236       144        52        --       --
Variable Accumulation Unit Value...................    $ 11.66   $ 11.20   $ 10.72   $    --   $   --
Total Return.......................................       4.1%      4.5%      7.2%        --       --
Investment Income Ratio............................       4.4%      5.4%     16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP                           MAINSTAY VP
            CAPITAL APPRECIATION--INITIAL CLASS             CASH MANAGEMENT
    ----------------------------------------------------   -----------------
      2004       2003       2002       2001       2000      2004      2003
    ------------------------------------------------------------------------
    $174,254   $171,100   $131,204   $185,293   $225,952   $15,071   $16,841
       8,889      9,027      8,730      8,468      7,873    10,726    12,004
    $  19.60   $  18.95   $  15.03   $  21.88   $  28.70   $  1.41   $  1.40
        3.4%      26.1%     (31.4%)    (23.8%)    (11.3%)     0.1%        --
        0.3%       0.2%       0.1%       0.1%                 0.8%      0.7%

    $ 53,193   $ 46,871   $ 30,458   $ 29,631   $ 15,454   $11,507   $13,640
       7,176      6,553      5,381      3,603      1,436    10,323    12,279
    $   7.41   $   7.15   $   5.66   $   8.22   $  10.76   $  1.11   $  1.11
        3.6%      26.4%     (31.2%)    (23.6%)    (11.2%)     0.3%      0.2%
        0.3%       0.2%       0.1%       0.1%                 0.8%      0.7%

    $    249   $    171   $     89   $     72   $     --   $ 2,255   $ 1,680
          26         19         13          7         --     2,166     1,627
    $   9.42   $   9.05   $   7.12   $  10.30   $     --   $  1.04   $  1.03
        4.2%      27.0%     (30.9%)      3.0%         --      0.8%      0.7%
        0.3%       0.3%       0.1%       0.3%                 0.8%      0.7%

    $  3,823   $  1,868   $    443   $     --   $     --   $ 4,412   $ 2,431
         362        184         55         --         --     4,317     2,399
    $  10.57   $  10.15   $   7.99   $     --   $     --   $  1.02   $  1.01
        4.2%      27.0%     (20.1%)        --         --      0.8%      0.7%
        0.3%       0.3%       0.3%         --                 0.9%      0.6%


             MAINSTAY VP
           CASH MANAGEMENT
     ---------------------------
      2002      2001      2000
     ---------------------------
     $25,473   $46,014   $40,729
      18,149    32,996    30,117
     $  1.40   $  1.39   $  1.35
        0.6%      3.0%      5.5%
        1.4%      3.7%
     $13,871   $12,365   $ 3,264
      12,508    11,244     3,067
     $  1.11   $  1.10   $  1.06
        0.8%      3.8%      5.0%
        1.3%      3.4%
     $ 3,050   $   523   $    --
       2,974       517        --
     $  1.03   $  1.01   $    --
        2.0%      1.0%        --
        1.2%      2.1%
     $ 1,472   $    --   $    --
       1,462        --        --
     $  1.01   $    --   $    --
        1.0%        --        --
        1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       MAINSTAY VP
                                                               COMMON STOCK--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2004      2003      2002      2001      2000
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $65,117   $60,036   $46,902   $60,962   $69,704
Units Outstanding..................................    2,413     2,450     2,402     2,348     2,211
Variable Accumulation Unit Value...................  $ 26.99   $ 24.50   $ 19.53   $ 25.96   $ 31.53
Total Return.......................................    10.1%     25.5%    (24.8%)   (17.7%)    (4.0%)
Investment Income Ratio............................     1.4%      1.1%      0.9%      0.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $30,884   $25,743   $17,351   $15,533   $ 7,403
Units Outstanding..................................    3,038     2,794     2,368     1,598       628
Variable Accumulation Unit Value...................  $ 10.16   $  9.21   $  7.33   $  9.72   $ 11.78
Total Return.......................................    10.3%     25.7%    (24.6%)   (17.5%)    (3.8%)
Investment Income Ratio............................     1.5%      1.2%      1.1%      1.0%

GROUP 3 POLICIES
Net Assets.........................................  $   342   $   181   $   135   $   178   $    --
Units Outstanding..................................       33        20        18        18        --
Variable Accumulation Unit Value...................  $ 10.25   $  9.24   $  7.31   $  9.65   $    --
Total Return.......................................    10.9%     26.4%    (24.2%)    (3.5%)       --
Investment Income Ratio............................     1.8%      1.5%      0.9%      1.8%

GROUP 4 POLICIES
Net Assets.........................................  $ 3,337   $ 1,665   $   429   $    --   $    --
Units Outstanding..................................      285       158        51        --        --
Variable Accumulation Unit Value...................  $ 11.72   $ 10.57   $  8.36   $    --   $    --
Total Return.......................................    10.9%     26.4%    (16.4%)       --        --
Investment Income Ratio............................     1.8%      1.5%      3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                    MAINSTAY VP                                     MAINSTAY VP
             CONVERTIBLE--INITIAL CLASS                      GOVERNMENT--INITIAL CLASS
    --------------------------------------------   ---------------------------------------------
     2004      2003      2002     2001     2000     2004      2003      2002      2001     2000
    --------------------------------------------------------------------------------------------
    $11,056   $ 9,403   $7,003   $6,864   $4,815   $11,676   $12,095   $13,456   $8,224   $4,168
        597       535      484      434      295       662       704       792      528      284
    $ 18.52   $ 17.58   $14.48   $15.83   $16.30   $ 17.63   $ 17.18   $ 16.98   $15.57   $14.70
       5.4%     21.4%    (8.5%)   (2.9%)   (5.7%)     2.6%      1.2%      9.1%     5.9%    11.4%
       2.1%      2.5%     2.9%     4.1%               4.1%      4.3%      3.8%     5.5%

    $16,830   $14,680   $9,942   $7,252   $2,692   $ 5,839   $ 5,949   $ 5,589   $2,237   $  150
      1,293     1,191      981      656      237       431       451       429      188       13
    $ 13.02   $ 12.33   $10.14   $11.06   $11.36   $ 13.56   $ 13.19   $ 13.01   $11.91   $11.22
       5.6%     21.6%    (8.3%)   (2.6%)   (5.5%)     2.8%      1.4%      9.3%     6.1%    11.6%
       2.1%      2.5%     3.3%     5.2%               4.2%      4.3%      4.3%     8.7%

    $   259   $   209   $   94   $   52   $   --   $   165   $   120   $    90   $   --   $   --
         21        18       10        5       --        14        11         8       --       --
    $ 12.27   $ 11.57   $ 9.46   $10.28   $   --   $ 11.45   $ 11.08   $ 10.88   $   --   $   --
       6.1%     22.2%    (8.1%)    2.8%       --      3.3%      1.9%      8.8%       --       --
       2.2%      2.8%     3.6%    11.9%               4.6%      4.5%      4.4%       --

    $ 3,837   $ 1,791   $  336   $   --   $   --   $ 2,413   $ 1,656   $   631   $   --   $   --
        310       153       35       --       --       215       152        59       --       --
    $ 12.39   $ 11.67   $ 9.55   $   --   $   --   $ 11.24   $ 10.87   $ 10.67   $   --   $   --
       6.1%     22.2%    (4.5%)      --       --      3.3%      1.9%      6.7%       --       --
       2.5%      3.5%    10.0%       --               4.8%      5.9%     10.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                 MAINSTAY VP HIGH YIELD
                                                              CORPORATE BOND--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2004      2003      2002      2001      2000
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $53,870   $47,585   $30,983   $29,909   $26,361
Units Outstanding..................................    2,203     2,179     1,921     1,879     1,726
Variable Accumulation Unit Value...................  $ 24.45   $ 21.84   $ 16.13   $ 15.92   $ 15.28
Total Return.......................................    11.9%     35.4%      1.2%      4.2%     (6.5%)
Investment Income Ratio............................     7.6%      8.3%     10.7%     12.0%

GROUP 2 POLICIES(b)
Net Assets.........................................  $24,317   $18,335   $ 9,959   $ 5,199   $ 1,398
Units Outstanding..................................    1,554     1,314       969       514       144
Variable Accumulation Unit Value...................  $ 15.65   $ 13.95   $ 10.28   $ 10.12   $  9.70
Total Return.......................................    12.2%     35.7%      1.6%      4.3%     (6.4%)
Investment Income Ratio............................     7.6%      8.6%     12.7%     16.0%

GROUP 3 POLICIES
Net Assets.........................................  $   544   $   411   $   271   $   234   $    --
Units Outstanding..................................       34        29        26        23        --
Variable Accumulation Unit Value...................  $ 15.78   $ 14.00   $ 10.27   $ 10.06   $    --
Total Return.......................................    12.7%     36.4%      2.1%      0.6%        --
Investment Income Ratio............................     6.5%      7.6%     11.3%    101.5%

GROUP 4 POLICIES
Net Assets.........................................  $ 8,986   $ 3,601   $   851   $    --   $    --
Units Outstanding..................................      597       270        87        --        --
Variable Accumulation Unit Value...................  $ 15.06   $ 13.36   $  9.79   $    --   $    --
Total Return.......................................    12.7%     36.4%     (2.1%)       --        --
Investment Income Ratio............................     9.5%     11.0%     29.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                     MAINSTAY VP                                MAINSTAY VP
         INTERNATIONAL EQUITY--INITIAL CLASS            MID CAP CORE--INITIAL CLASS
    ---------------------------------------------   -----------------------------------
     2004      2003     2002     2001      2000      2004      2003     2002      2001
    -----------------------------------------------------------------------------------
    $13,646   $8,605   $5,894   $ 5,424   $ 6,250   $11,787   $7,136   $ 4,625   $4,832
        725      533      471       412       405       890      654       570      515
    $ 18.82   $16.15   $12.51   $ 13.18   $ 15.44   $ 13.25   $10.91   $  8.11   $ 9.38
      16.5%    29.1%    (5.1%)   (14.6%)   (18.6%)    21.4%    34.6%    (13.5%)   (6.2%)
       1.1%     2.0%     1.4%      1.3%                0.6%     0.5%      0.3%     0.3%

    $ 6,258   $3,310   $1,670   $ 1,038   $   650   $ 3,914   $1,640   $   653   $  160
        540      334      218       129        69       292      149        80       17
    $ 11.58   $ 9.92   $ 7.67   $  8.06   $  9.42   $ 13.43   $11.04   $  8.19   $ 9.45
      16.8%    29.4%    (4.7%)   (14.4%)   (18.5%)    21.6%    34.8%    (13.4%)   (5.5%)
       1.2%     2.3%     1.7%      1.5%                0.7%     0.6%      0.4%     1.0%

    $    --   $   --   $   --   $    --   $    --   $    --   $   --   $    --   $   --
         --       --       --        --        --        --       --        --       --
    $    --   $   --   $   --   $    --   $    --   $    --   $   --   $    --   $   --
         --       --       --        --        --        --       --        --       --
         --       --       --        --                  --       --        --       --

    $ 2,665   $  526   $   59   $    --   $    --   $ 2,594   $  566   $    73   $   --
        190       44        6        --        --       183       49         9       --
    $ 14.04   $11.96   $ 9.20   $    --   $    --   $ 14.21   $11.63   $  8.58   $   --
      17.3%    30.0%    (8.0%)       --        --     22.2%    35.5%    (14.2%)      --
       1.6%     3.4%     5.6%        --                0.8%     0.8%      1.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                   MAINSTAY VP                           MAINSTAY VP
                                          MID CAP GROWTH--INITIAL CLASS         MID CAP VALUE--INITIAL CLASS
                                       -----------------------------------   -----------------------------------
                                        2004      2003     2002      2001     2004      2003     2002      2001
                                       -------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $11,789   $7,461   $ 3,688   $4,730   $14,820   $9,718   $ 6,585   $5,620
Units Outstanding....................    1,041      802       570      518     1,185      907       787      570
Variable Accumulation Unit Value.....  $ 11.33   $ 9.30   $  6.47   $ 9.12   $ 12.51   $10.72   $  8.37   $ 9.86
Total Return.........................    21.8%    43.8%    (29.1%)   (8.8%)    16.7%    28.1%    (15.1%)   (1.4%)
Investment Income Ratio..............       --       --        --       --      1.0%     1.1%      1.1%     1.1%

GROUP 2 POLICIES(b)
Net Assets...........................  $ 6,775   $3,517   $ 1,074   $  344   $ 9,228   $5,632   $ 2,954   $  962
Units Outstanding....................      574      363       160       36       733      523       352       97
Variable Accumulation Unit Value.....  $ 11.81   $ 9.68   $  6.72   $ 9.46   $ 12.59   $10.76   $  8.39   $ 9.87
Total Return.........................    22.0%    44.1%    (28.9%)   (5.4%)    17.0%    28.3%    (15.0%)   (1.3%)
Investment Income Ratio..............       --       --        --       --      1.0%     1.2%      1.4%     3.0%

GROUP 3 POLICIES
Net Assets...........................  $    --   $   --   $    --   $   --   $    --   $   --   $    --   $   --
Units Outstanding....................       --       --        --       --        --       --        --       --
Variable Accumulation Unit Value.....  $    --   $   --   $    --   $   --   $    --   $   --   $    --   $   --
Total Return.........................       --       --        --       --        --       --        --       --
Investment Income Ratio..............       --       --        --       --        --       --        --       --

GROUP 4 POLICIES
Net Assets...........................  $ 4,691   $1,304   $   256   $   --   $ 4,862   $1,814   $   458   $   --
Units Outstanding....................      353      120        34       --       381      167        54       --
Variable Accumulation Unit Value.....  $ 13.31   $10.85   $  7.50   $   --   $ 12.75   $10.84   $  8.41   $   --
Total Return.........................    22.6%    44.8%    (25.0%)      --     17.5%    29.0%    (15.9%)      --
Investment Income Ratio..............       --       --        --       --      1.2%     1.5%      3.4%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MAINSTAY VP                                   MAINSTAY VP
               S&P 500 INDEX--INITIAL CLASS                 SMALL CAP GROWTH--INITIAL CLASS
    ---------------------------------------------------   -----------------------------------
      2004       2003      2002       2001       2000      2004      2003     2002      2001
    -----------------------------------------------------------------------------------------
    $146,432   $133,315   $99,916   $121,766   $120,772   $10,272   $8,132   $ 4,477   $5,104
       4,895      4,890     4,665      4,392      3,800       967      831       644      536
    $  29.91   $  27.26   $ 21.42   $  27.73   $  31.77   $ 10.63   $ 9.78   $  6.95   $ 9.51
        9.7%      27.3%    (22.8%)    (12.7%)     (9.9%)     8.6%    40.7%    (26.9%)   (4.9%)
        1.6%       1.4%      1.3%       1.1%                   --       --        --       --

    $ 69,081   $ 56,757   $35,382   $ 29,324   $ 14,201   $ 6,396   $4,170   $ 1,442   $  385
       7,035      6,355     5,053      3,241      1,373       585      415       202       40
    $   9.82   $   8.93   $  7.00   $   9.05   $  10.35   $ 10.93   $10.04   $  7.12   $ 9.73
        9.9%      27.6%    (22.6%)    (12.6%)     (9.8%)     8.9%    41.0%    (26.8%)   (2.7%)
        1.7%       1.5%      1.5%       1.4%                   --       --        --       --

    $    817   $    410   $     9   $     --   $     --   $    --   $   --   $    --   $   --
          74         41         1         --         --        --       --        --       --
    $  11.11   $  10.06   $  7.85   $     --   $     --   $    --   $   --   $    --   $   --
       10.5%      28.2%    (21.5%)        --         --        --       --        --       --
        1.6%       3.1%      3.1%         --                   --       --        --       --

    $ 18,720   $  6,886   $ 1,890   $     --   $     --   $ 3,819   $1,337   $   209   $   --
       1,547        629       221         --         --       301      115        26       --
    $  12.10   $  10.95   $  8.54   $     --   $     --   $ 12.67   $11.58   $  8.17   $   --
       10.5%      28.2%    (14.6%)        --         --      9.4%    41.7%    (18.3%)      --
        2.2%       2.0%      4.4%         --                   --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       MAINSTAY VP
                                                               TOTAL RETURN--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2004      2003      2002      2001      2000
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $44,038   $42,609   $36,510   $43,693   $46,997
Units Outstanding..................................    2,129     2,175     2,215     2,197     2,095
Variable Accumulation Unit Value...................  $ 20.69   $ 19.59   $ 16.48   $ 19.89   $ 22.43
Total Return.......................................     5.6%     18.8%    (17.0%)   (11.3%)    (5.0%)
Investment Income Ratio............................     1.7%      1.9%      2.5%      2.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $13,594   $11,610   $ 8,019   $ 6,514   $ 2,178
Units Outstanding..................................    1,343     1,214       998       673       200
Variable Accumulation Unit Value...................  $ 10.12   $  9.57   $  8.03   $  9.68   $ 10.89
Total Return.......................................     5.8%     19.1%    (16.9%)   (11.1%)    (4.8%)
Investment Income Ratio............................     1.8%      2.1%      2.9%      4.0%

GROUP 3 POLICIES
Net Assets.........................................  $   101   $     3   $     1   $    --   $    --
Units Outstanding..................................        9        --        --        --        --
Variable Accumulation Unit Value...................  $ 10.88   $ 10.23   $  8.55   $    --   $    --
Total Return.......................................     6.4%     19.7%    (14.5%)       --        --
Investment Income Ratio............................     1.7%      2.2%      1.0%        --

GROUP 4 POLICIES
Net Assets.........................................  $ 1,898   $   914   $   362   $    --   $    --
Units Outstanding..................................      165        84        40        --        --
Variable Accumulation Unit Value...................  $ 11.53   $ 10.84   $  9.06   $    --   $    --
Total Return.......................................     6.4%     19.7%     (9.4%)       --        --
Investment Income Ratio............................     2.2%      2.5%     13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                      MAINSTAY VP
                      MAINSTAY VP                                   AMERICAN CENTURY
                 VALUE--INITIAL CLASS                        INCOME & GROWTH--INITIAL CLASS
    -----------------------------------------------   --------------------------------------------
     2004      2003      2002      2001      2000      2004     2003     2002      2001     2000
    ----------------------------------------------------------------------------------------------
    $44,899   $40,618   $31,545   $37,813   $33,582   $1,780   $1,371   $   711   $  652   $   377
      2,054     2,053     2,017     1,895     1,678      183      157       104       76        40
    $ 21.86   $ 19.78   $ 15.64   $ 19.95   $ 20.01   $ 9.75   $ 8.72   $  6.82   $ 8.54   $  9.40
      10.5%     26.5%    (21.6%)    (0.3%)    12.1%    11.9%    27.8%    (20.1%)   (9.1%)    (6.0%)
       1.2%      1.6%      1.4%      1.5%               1.9%     1.9%      1.2%     1.0%

    $17,691   $14,265   $ 8,835   $ 5,849   $   870   $4,141   $3,183   $ 2,008   $1,716   $   761
      1,353     1,208       948       493        73      407      351       284      194        78
    $ 13.08   $ 11.81   $  9.32   $ 11.86   $ 11.87   $10.16   $ 9.07   $  7.08   $ 8.84   $  9.71
      10.7%     26.7%    (21.4%)    (0.1%)    12.3%    12.1%    28.1%    (19.9%)   (9.0%)   (11.2%)
       1.2%      1.7%      1.8%      2.7%               1.9%     1.6%      1.3%     1.2%

    $ 1,036   $   736   $   274   $   296   $    --   $   91   $  350   $     9   $   --   $    --
         92        73        35        29        --        8       33         1       --        --
    $ 11.25   $ 10.11   $  7.94   $ 10.05   $    --   $11.86   $10.52   $  8.18   $   --   $    --
      11.3%     27.4%    (21.0%)     0.5%        --    12.7%    28.7%    (18.2%)      --        --
       1.6%      1.8%      1.4%      8.1%               0.7%     1.8%      1.2%       --

    $ 3,975   $ 2,025   $   708   $    --   $    --   $  899   $  323   $    68   $   --   $    --
        346       196        87        --        --       72       29         8       --        --
    $ 11.48   $ 10.31   $  8.10   $    --   $    --   $12.55   $11.14   $  8.66   $   --   $    --
      11.3%     27.4%    (19.0%)       --        --    12.7%    28.7%    (13.4%)      --        --
       1.4%      2.1%      4.4%        --               2.4%     2.2%      3.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                       MAINSTAY VP
                                                                  DREYFUS LARGE COMPANY
                                                                  VALUE--INITIAL CLASS
                                                       -------------------------------------------
                                                        2004     2003     2002      2001     2000
                                                       -------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $1,805   $1,238   $   725   $  691   $   72
Units Outstanding..................................       171      130        96       70        7
Variable Accumulation Unit Value...................    $10.57   $ 9.56   $  7.52   $ 9.82   $10.36
Total Return.......................................     10.6%    27.1%    (23.4%)   (5.2%)    3.6%
Investment Income Ratio............................      1.1%     0.9%      0.7%     1.2%

GROUP 2 POLICIES(b)
Net Assets.........................................    $5,346   $4,035   $ 2,364   $2,001   $  560
Units Outstanding..................................       474      396       296      192       51
Variable Accumulation Unit Value...................    $11.28   $10.18   $  8.00   $10.42   $10.96
Total Return.......................................     10.8%    27.3%    (23.2%)   (4.9%)    6.0%
Investment Income Ratio............................      1.1%     1.0%      0.7%     1.1%

GROUP 3 POLICIES
Net Assets.........................................    $  118   $   63   $    10   $   --   $   --
Units Outstanding..................................        10        6         1       --       --
Variable Accumulation Unit Value...................    $11.76   $10.56   $  8.26   $   --   $   --
Total Return.......................................     11.4%    27.9%    (17.4%)      --       --
Investment Income Ratio............................      1.0%     1.3%      0.7%       --

GROUP 4 POLICIES
Net Assets.........................................    $1,234   $  407   $    74   $   --   $   --
Units Outstanding..................................       104       38         9       --       --
Variable Accumulation Unit Value...................    $11.85   $10.64   $  8.31   $   --   $   --
Total Return.......................................     11.4%    27.9%    (16.9%)      --       --
Investment Income Ratio............................      1.4%     1.4%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      MAINSTAY VP                          ALGER AMERICAN               ALGER AMERICAN
                EAGLE ASSET MANAGEMENT                   LEVERAGED ALL CAP--        SMALL CAPITALIZATION--
             GROWTH EQUITY--INITIAL CLASS                  CLASS O SHARES               CLASS O SHARES
    -----------------------------------------------   -------------------------   ---------------------------
     2004      2003      2002      2001      2000      2004     2003     2002      2004      2003      2002
    ---------------------------------------------------------------------------------------------------------
    $ 3,483   $ 3,207   $ 2,214   $ 2,750   $ 1,967   $   --   $   --   $    --   $16,480   $14,286   $ 8,883
        517       461       405       359       213       --       --        --     1,556     1,562     1,373
    $  6.74   $  6.95   $  5.47   $  7.67   $  9.25   $   --   $   --   $    --   $ 10.59   $  9.15   $  6.47
      (3.0%)    27.2%    (28.7%)   (17.1%)    (7.5%)      --       --        --     15.8%     41.4%    (26.7%)
       0.2%      0.2%      0.1%        --                 --       --        --        --        --        --

    $12,186   $12,283   $ 7,827   $ 7,326   $ 3,130   $   --   $   --   $    --   $12,816   $10,177   $ 6,027
      1,332     1,305     1,060       709       251       --       --        --     1,601     1,475     1,237
    $  9.15   $  9.41   $  7.39   $ 10.34   $ 12.45   $   --   $   --   $    --   $  8.00   $  6.90   $  4.87
      (2.8%)    27.4%    (28.6%)   (16.9%)   (10.4%)      --       --        --     16.0%     41.6%    (26.6%)
       0.2%      0.2%      0.1%        --                 --       --        --        --        --        --

    $   214   $   191   $    96   $    21   $    --   $   64   $   38   $     6   $ 1,311   $   894   $    51
         24        21        13         2        --        5        3         1       104        83         7
    $  9.08   $  9.30   $  7.26   $ 10.11   $    --   $12.90   $11.92   $  8.85   $ 12.62   $ 10.82   $  7.60
      (2.3%)    28.1%    (28.2%)     1.1%        --     8.2%    34.7%    (11.5%)    16.6%     42.3%    (26.2%)
       0.3%      0.2%      0.1%        --                 --       --        --        --        --        --

    $ 1,257   $   655   $   159   $    --   $    --   $   --   $   --   $    --   $ 1,704   $   430   $    66
        122        62        19        --        --       --       --        --       124        37         8
    $ 10.29   $ 10.54   $  8.23   $    --   $    --   $   --   $   --   $    --   $ 13.72   $ 11.77   $  8.27
      (2.3%)    28.1%    (17.7%)       --        --       --       --        --     16.6%     42.3%    (17.3%)
       0.3%      0.2%      0.2%        --                 --       --        --        --        --        --

      ALGER AMERICAN
     SMALL CAPITALIZATION--
      CLASS O SHARES
     -----------------
      2001      2000
    ---------------------------------------------------------------------------------------------------------
     $10,628   $12,193
       1,203       966
     $  8.83   $ 12.62
      (30.0%)   (27.7%)
          --
     $ 5,640   $ 3,724
         850       394
     $  6.64   $  9.46
      (29.8%)   (27.6%)
          --
     $    28   $    --
           3        --
     $ 10.31   $    --
        3.1%        --
          --
     $    --   $    --
          --        --
     $    --   $    --
          --        --
          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                               INFLATION PROTECTION--       INTERNATIONAL--          AMERICAN CENTURY VP
                                                      CLASS II                  CLASS II               VALUE--CLASS II
                                               ----------------------   ------------------------   ------------------------
                                                        2004             2004     2003     2002     2004     2003     2002
                                               ----------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

GROUP 3 POLICIES
Net Assets...................................          $    1           $   53   $  208   $   --   $  973   $  189   $   --
Units Outstanding............................              --                4       17       --       67       15       --
Variable Accumulation Unit Value.............          $10.39           $13.74   $11.98   $ 9.63   $14.48   $12.68   $ 9.84
Total Return.................................            3.9%            14.8%    24.4%    (3.7%)   14.2%    28.8%    (1.6%)
Investment Income Ratio......................            4.6%             3.0%       --       --     0.4%       --       --

GROUP 4 POLICIES
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                         DREYFUS VIF
                                                              DREYFUS IP                 DEVELOPING
                      CALVERT                            TECHNOLOGY GROWTH--              LEADERS--
                  SOCIAL BALANCED                           INITIAL SHARES             INITIAL SHARES
    -------------------------------------------   ----------------------------------   ---------------
     2004     2003     2002      2001     2000     2004     2003     2002      2001     2004     2003
    --------------------------------------------------------------------------------------------------
    $1,518   $1,377   $ 1,178   $1,275   $1,248   $3,086   $1,633   $   320   $  279   $   --   $   --
       101       98        99       94       85      351      185        54       29       --       --
    $15.09   $14.04   $ 11.85   $13.58   $14.70   $ 8.79   $ 8.81   $  5.88   $ 9.77   $   --   $   --
      7.5%    18.5%    (12.7%)   (7.6%)   (3.8%)   (0.2%)   49.9%    (39.8%)   (2.3%)      --       --
      1.7%     1.9%      2.9%     3.9%                --       --        --       --       --       --

    $1,962   $1,712   $ 1,379   $  914   $  400   $2,429   $1,884   $   550   $  191   $   --   $   --
       183      172       165       95       39      266      206        91       19       --       --
    $10.70   $ 9.93   $  8.36   $ 9.57   $10.33   $ 9.13   $ 9.13   $  6.08   $10.08   $   --   $   --
      7.7%    18.7%    (12.6%)   (7.4%)   (3.6%)    0.0%    50.2%    (39.7%)    0.8%       --       --
      1.8%     2.0%      3.4%     5.8%                --       --        --       --       --       --

    $   --   $   --   $    --   $   --   $   --   $   75   $   53   $    24   $    5   $  279   $  135
        --       --        --       --       --        6        5         3       --       20       11
    $   --   $   --   $    --   $   --   $   --   $11.56   $11.51   $  7.63   $12.59   $14.20   $12.75
        --       --        --       --       --     0.5%    51.0%    (39.4%)   25.9%    11.3%    27.5%
        --       --        --       --                --       --        --       --     0.2%       --

    $  451   $  185   $    59   $   --   $   --   $1,641   $  637   $    68   $   --   $   --   $   --
        37       17         6       --       --      141       55         9       --       --       --
    $12.03   $11.11   $  9.31   $   --   $   --   $11.64   $11.59   $  7.68   $   --   $   --   $   --
      8.3%    19.3%     (6.9%)      --       --     0.5%    51.0%    (23.2%)      --       --       --
      2.4%     2.6%     16.8%       --                --       --        --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                     FIDELITY(R) VIP
                                                              CONTRAFUND(R)--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2004      2003      2002      2001      2000
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $71,268   $59,024   $43,637   $44,376   $43,916
Units Outstanding..................................    3,282     3,117     2,940     2,691     2,321
Variable Accumulation Unit Value...................  $ 21.71   $ 18.94   $ 14.84   $ 16.49   $ 18.92
Total Return.......................................    14.7%     27.6%    (10.0%)   (12.8%)    (7.3%)
Investment Income Ratio............................     0.3%      0.4%      0.8%      0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $40,911   $30,734   $19,700   $15,235   $ 7,568
Units Outstanding..................................    3,214     2,774     2,273     1,586       688
Variable Accumulation Unit Value...................  $ 12.73   $ 11.08   $  8.67   $  9.61   $ 11.00
Total Return.......................................    14.9%     27.8%     (9.8%)   (12.6%)    (7.1%)
Investment Income Ratio............................     0.3%      0.4%      0.7%      0.5%

GROUP 3 POLICIES
Net Assets.........................................  $ 1,376   $   641   $   177   $   168   $    --
Units Outstanding..................................      104        56        20        17        --
Variable Accumulation Unit Value...................  $ 13.26   $ 11.48   $  8.94   $  9.86   $    --
Total Return.......................................    15.5%     28.5%     (9.3%)    (1.4%)       --
Investment Income Ratio............................     0.3%      0.4%      0.8%        --

GROUP 4 POLICIES
Net Assets.........................................  $ 6,747   $ 2,500   $   523   $    --   $    --
Units Outstanding..................................      509       218        59        --        --
Variable Accumulation Unit Value...................  $ 13.25   $ 11.47   $  8.93   $    --   $    --
Total Return.......................................    15.5%     28.5%    (10.7%)       --        --
Investment Income Ratio............................     0.2%      0.2%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                     FIDELITY(R) VIP                             FIDELITY(R) VIP                      FIDELITY(R) VIP
              EQUITY-INCOME--INITIAL CLASS                    GROWTH--INITIAL CLASS               INDEX 500--INITIAL CLASS
     -----------------------------------------------   -----------------------------------   ----------------------------------
      2004      2003      2002      2001      2000      2004      2003     2002      2001     2004     2003     2002      2001
     --------------------------------------------------------------------------------------------------------------------------
     $27,122   $22,122   $16,081   $17,855   $15,911   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       1,461     1,320     1,241     1,137       956        --       --        --       --       --       --        --       --
     $ 18.57   $ 16.76   $ 12.95   $ 15.71   $ 16.64   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       10.8%     29.4%    (17.7%)    (5.6%)     7.6%        --       --        --       --       --       --        --       --
        1.4%      1.7%      1.7%      1.5%                  --       --        --       --       --       --        --       --

     $16,306   $12,853   $ 7,626   $ 5,786   $ 2,272   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       1,270     1,111       855       536       199        --       --        --       --       --       --        --       --
     $ 12.84   $ 11.57   $  8.92   $ 10.79   $ 11.41   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       11.0%     29.7%    (17.3%)    (5.4%)     7.8%        --       --        --       --       --       --        --       --
        1.4%      1.6%      1.4%      1.1%                  --       --        --       --       --       --        --       --

     $   401   $   732   $    47   $     1   $    --   $   316   $  258   $   101   $  150   $  906   $  613   $    87   $  102
          32        66         6        --        --        34       28        15       15       84       63        11       10
     $ 12.46   $ 11.17   $  8.57   $ 10.32   $    --   $  9.36   $ 9.05   $  6.82   $ 9.75   $10.78   $ 9.74   $  7.59   $ 9.76
       11.5%     30.3%    (17.1%)     3.2%        --      3.4%    32.8%    (30.1%)   (2.5%)   10.6%    28.4%    (22.2%)   (2.4%)
        2.8%      0.3%      0.5%        --                0.2%     0.2%      0.3%       --     1.7%     0.7%      1.3%       --

     $ 4,697   $ 1,449   $   334   $    --   $    --   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
         380       131        39        --        --        --       --        --       --       --       --        --       --
     $ 12.36   $ 11.09   $  8.51   $    --   $    --   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       11.5%     30.3%    (14.9%)       --        --        --       --        --       --       --       --        --       --
        0.9%      0.9%        --        --                  --       --        --       --       --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                        FIDELITY(R) VIP                        FIDELITY(R) VIP
                                        INVESTMENT GRADE                          MID CAP--
                                      BOND--INITIAL CLASS                       INITIAL CLASS
                                 ------------------------------   -----------------------------------------
                                   2004       2003       2002       2004       2003       2002       2001
                                 --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.....................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding..............       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return...................       --         --         --         --         --         --         --
Investment Income Ratio........       --         --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.....................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding..............       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return...................       --         --         --         --         --         --         --
Investment Income Ratio........       --         --         --         --         --         --         --


GROUP 3 POLICIES
Net Assets.....................   $   28     $   89     $   51     $1,800     $  632     $  393     $  344
Units Outstanding..............        3          8          5        112         49         42         33
Variable Accumulation Unit
  Value........................   $11.18     $10.70     $10.17     $16.10     $12.89     $ 9.30     $10.31
Total Return...................     4.5%       5.2%       1.7%      24.9%      38.6%      (9.8%)      3.1%
Investment Income Ratio........    10.1%       4.1%         --         --       0.4%       0.8%         --


GROUP 4 POLICIES
Net Assets.....................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding..............       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return...................       --         --         --         --         --         --         --
Investment Income Ratio........       --         --         --         --         --         --         --

                                        FIDELITY(R) VIP
                                           OVERSEAS--
                                         INITIAL CLASS
                                 ------------------------------
                                   2004       2003       2002
                                 ------------------------------
GROUP 1 POLICIES(a)
Net Assets.....................   $   --     $   --    $    --
Units Outstanding..............       --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --    $    --
Total Return...................       --         --         --
Investment Income Ratio........       --         --         --

GROUP 2 POLICIES(b)
Net Assets.....................   $   --     $   --    $    --
Units Outstanding..............       --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --    $    --
Total Return...................       --         --         --
Investment Income Ratio........       --         --         --

GROUP 3 POLICIES
Net Assets.....................   $  525     $  509    $     1
Units Outstanding..............       41         45         --
Variable Accumulation Unit
  Value........................   $12.83     $11.29    $  7.88
Total Return...................    13.6%      43.4%     (21.2%)
Investment Income Ratio........     0.9%       0.1%         --

GROUP 4 POLICIES
Net Assets.....................   $   --     $   --    $    --
Units Outstanding..............       --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --    $    --
Total Return...................       --         --         --
Investment Income Ratio........       --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                JANUS ASPEN SERIES
              JANUS ASPEN SERIES BALANCED--                      MID CAP GROWTH--
                  INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
     -----------------------------------------------   -------------------------------------
      2004      2003      2002      2001      2000      2004      2003       2002      2001
     ---------------------------------------------------------------------------------------
     $43,708   $43,234   $36,821   $35,709   $31,845   $    --   $    --   $     --   $   --
       2,031     2,165     2,089     1,882     1,589        --        --         --       --
     $ 21.52   $ 19.97   $ 17.63   $ 18.98   $ 20.04   $    --   $    --   $     --   $   --
        7.8%     13.3%     (7.1%)    (5.3%)    (3.0%)       --        --         --       --
        2.3%      2.3%      2.5%      2.7%                  --        --         --       --

     $54,629   $47,916   $36,285   $26,919   $12,464   $    --   $    --   $     --   $   --
       4,488     4,251     3,653     2,523     1,108        --        --         --       --
     $ 12.17   $ 11.27   $  9.93   $ 10.67   $ 11.25   $    --   $    --   $     --   $   --
        8.0%     13.5%     (6.9%)    (5.2%)    (2.8%)       --        --         --       --
        2.3%      2.3%      2.7%      3.1%                  --        --         --       --

     $   335   $   246   $   110   $    86   $    --   $   114   $    27   $      2   $    1
          29        23        12         9        --         9         3         --       --
     $ 11.63   $ 10.72   $  9.40   $ 10.04   $    --   $ 12.57   $ 10.41   $   7.70   $10.69
        8.5%     14.0%     (6.3%)     0.4%        --     20.7%     35.1%     (27.9%)    6.9%
        2.3%      2.5%      2.4%      4.2%                  --        --         --       --

     $ 6,487   $ 3,422   $ 1,084   $    --   $    --   $    --   $    --   $     --   $   --
         553       317       114        --        --        --        --         --       --
     $ 11.72   $ 10.80   $  9.47   $    --   $    --   $    --   $    --   $     --   $   --
        8.5%     14.0%     (5.3%)       --        --        --        --         --       --
        2.7%      2.6%      4.4%        --                  --        --         --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                     JANUS ASPEN SERIES
                                                                     WORLDWIDE GROWTH--
                                                                    INSTITUTIONAL SHARES
                                                       -----------------------------------------------
                                                        2004      2003      2002      2001      2000
                                                       -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $52,683   $51,897   $41,366   $52,870   $60,953
Units Outstanding..................................      3,304     3,386     3,323     3,142     2,790
Variable Accumulation Unit Value...................    $ 15.95   $ 15.33   $ 12.45   $ 16.82   $ 21.84
Total Return.......................................       4.0%     23.1%    (25.9%)   (23.0%)   (16.3%)
Investment Income Ratio............................       1.0%      1.1%      0.9%      0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................    $45,284   $40,827   $27,454   $25,080   $14,062
Units Outstanding..................................      5,200     4,887     4,055     2,746     1,188
Variable Accumulation Unit Value...................    $  8.71   $  8.35   $  6.77   $  9.13   $ 11.84
Total Return.......................................       4.3%     23.4%    (25.7%)   (22.9%)   (16.1%)
Investment Income Ratio............................       1.0%      1.1%      1.0%      0.6%

GROUP 3 POLICIES
Net Assets.........................................    $   241   $   185   $   136   $   104   $    --
Units Outstanding..................................         24        20        18        10        --
Variable Accumulation Unit Value...................    $  9.91   $  9.46   $  7.63   $ 10.24   $    --
Total Return.......................................       4.8%     24.0%    (25.4%)     2.4%        --
Investment Income Ratio............................       1.0%      1.0%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................    $ 2,999   $ 1,530   $   418   $    --   $    --
Units Outstanding..................................        282       151        51        --        --
Variable Accumulation Unit Value...................    $ 10.63   $ 10.15   $  8.19   $    --   $    --
Total Return.......................................       4.8%     24.0%    (18.1%)       --        --
Investment Income Ratio............................       1.2%      1.1%      1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                           MFS(R) NEW         MFS(R)           MFS(R)
                                            DISCOVERY        RESEARCH         UTILITIES
             MFS(R) INVESTORS               SERIES--         SERIES--         SERIES--
       TRUST SERIES--INITIAL CLASS        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ----------------------------------   ---------------   -------------   ---------------
     2004     2003     2002      2001     2004     2003        2004         2004     2003
    --------------------------------------------------------------------------------------
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --

    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --

    $   58   $   54   $    46   $   61   $   62   $   22      $   --       $   19   $    5
         5        6         6        6        6        2          --            1       --
    $10.72   $ 9.63   $  7.88   $ 9.97   $11.22   $10.54      $11.70       $16.76   $12.87
     11.4%    22.1%    (21.0%)   (0.3%)    6.5%     5.4%       17.0%        30.2%    28.7%
      0.6%     0.7%      0.5%       --       --       --          --         0.8%     2.2%

    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --


            NEUBERGER BERMAN AMT
          MID-CAP GROWTH--CLASS I
     ----------------------------------
      2004     2003     2002      2001
    --------------------------------------------------------------------------------------   ----------------------------------
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   83   $   39   $    10   $    4
          7        4         1       --
     $12.12   $10.42   $  8.14   $11.52
      16.3%    28.1%    (29.3%)   15.2%
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                            T. ROWE PRICE
                                                                                             LIMITED-TERM
                                                       T. ROWE PRICE                             BOND
                                                  EQUITY INCOME PORTFOLIO                     PORTFOLIO
                                       ---------------------------------------------   ------------------------
                                        2004      2003      2002      2001     2000     2004     2003     2002
                                       ------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $10,984   $ 6,156   $ 3,525   $2,013   $   51   $   --   $   --   $   --
Units Outstanding....................      807       516       368      182        5       --       --       --
Variable Accumulation Unit Value.....  $ 13.61   $ 11.92   $  9.57   $11.09   $11.01   $   --   $   --   $   --
Total Return.........................    14.1%     24.6%    (13.7%)    0.7%    10.1%       --       --       --
Investment Income Ratio..............     1.7%      1.8%      1.8%     1.8%                --       --       --

GROUP 2 POLICIES(b)
Net Assets...........................  $17,806   $12,402   $ 6,921   $3,893   $  713   $   --   $   --   $   --
Units Outstanding....................    1,292     1,029       717      349       64       --       --       --
Variable Accumulation Unit Value.....  $ 13.78   $ 12.05   $  9.65   $11.16   $11.06   $   --   $   --   $   --
Total Return.........................    14.3%     24.9%    (13.5%)    0.9%    12.5%       --       --       --
Investment Income Ratio..............     1.6%      1.8%      1.8%     1.7%                --       --       --

GROUP 3 POLICIES
Net Assets...........................  $   626   $   662   $   276   $  207   $   --   $  162   $  269   $   86
Units Outstanding....................       50        61        32       21       --       15       26        8
Variable Accumulation Unit Value.....  $ 12.47   $ 10.85   $  8.65   $ 9.96   $   --   $10.64   $10.52   $10.09
Total Return.........................    14.9%     25.5%    (13.3%)   (0.4%)      --     1.1%     4.3%     0.9%
Investment Income Ratio..............     1.6%      1.8%      1.8%     3.3%              3.4%     3.5%     4.3%

GROUP 4 POLICIES
Net Assets...........................  $ 5,421   $ 1,764   $   298   $   --   $   --   $   --   $   --   $   --
Units Outstanding....................      432       162        34       --       --       --       --       --
Variable Accumulation Unit Value.....  $ 12.55   $ 10.92   $  8.70   $   --   $   --   $   --   $   --   $   --
Total Return.........................    14.9%     25.5%    (13.0%)      --       --       --       --       --
Investment Income Ratio..............     1.8%      1.9%      2.7%       --                --       --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     VAN ECK                              VAN KAMPEN
    WORLDWIDE         VAN ECK            UIF EMERGING                            VAN KAMPEN
    ABSOLUTE         WORLDWIDE          MARKETS DEBT--                              UIF
     RETURN         HARD ASSETS             CLASS I                   EMERGING MARKETS EQUITY--CLASS I
    ---------   -------------------   -------------------   ----------------------------------------------------
      2004        2004       2003       2004       2003       2004       2003       2002       2001       2000
    ------------------------------------------------------------------------------------------------------------
     $   --      $   --     $   --     $   --     $   --    $12,536     $9,762    $ 5,859     $6,070    $ 5,669
         --          --         --         --         --        932        888        792        742        644
     $   --      $   --     $   --     $   --     $   --    $ 13.45     $11.00    $  7.40     $ 8.18    $  8.81
         --          --         --         --         --      22.3%      48.6%      (9.5%)     (7.2%)    (39.6%)
         --          --         --         --         --       0.7%         --         --         --

     $   --      $   --     $   --     $   --     $   --    $ 8,674     $6,724    $ 3,494     $2,877    $ 1,451
         --          --         --         --         --        627        595        461        344        161
     $   --      $   --     $   --     $   --     $   --    $ 13.83     $11.29    $  7.58     $ 8.36    $  8.99
         --          --         --         --         --      22.5%      48.9%      (9.4%)     (7.0%)    (39.5%)
         --          --         --         --         --       0.7%         --         --         --

     $   --      $   30     $    4     $   24     $   20    $    75     $    2    $     1     $   --    $    --
         --           2         --          2          2          5         --         --         --         --
     $ 9.87      $14.11     $11.38     $12.05     $10.94    $ 14.88     $12.09    $  8.07     $   --    $    --
      (1.3%)      24.0%      13.8%      10.1%       9.4%      23.1%      49.7%     (19.3%)        --         --
         --        1.8%         --       6.8%         --       0.4%         --         --         --

     $   --      $   --     $   --     $   --     $   --    $ 1,257     $  371    $    74     $   --    $    --
         --          --         --         --         --         82         30          9         --         --
     $   --      $   --     $   --     $   --     $   --    $ 15.29     $12.42    $  8.30     $   --    $    --
         --          --         --         --         --      23.1%      49.7%     (17.0%)        --         --
         --          --         --         --         --       0.6%         --         --         --

         VAN KAMPEN
          UIF U.S.
        REAL ESTATE--
           CLASS I
     -------------------
       2004       2003
     -------------------
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --
      $   17     $    4
           1         --
      $16.37     $12.00
       36.4%      20.0%
        1.3%         --
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class (formerly MainStay VP Growth Equity), MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class (formerly MainStay VP Equity Income), MainStay VP S&P 500 Index--Initial Class (formerly MainStay VP Indexed Equity), MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth--Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, Alger American Leveraged All Cap-- Class O Shares, Alger American Small Capitalization--Class O Shares, American Century VP Inflation Protection--Class II, American Century VP International--Class II, American Century VP Value--Class II, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Dreyfus VIF Developing Leaders--Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Growth--Initial Class, Fidelity(R) VIP Index 500--Initial Class, Fidelity(R) VIP Investment Grade Bond--Initial Class, Fidelity(R) VIP Mid Cap--Initial Class, Fidelity(R) VIP Overseas--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Mid Cap Growth--Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt--Class I, Van Kampen UIF Emerging Markets Equity--Class I, and Van Kampen UIF U.S. Real Estate--Class I Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining , on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005